INSTITUTIONAL SELECT-TM- FUNDS

                          OCTOBER 31, 1999



                                          ANNUAL REPORT
                                          AND
                                          AN IMPORTANT NOTICE
                                          REGARDING DELIVERY OF
                                          SHAREHOLDER DOCUMENTS

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission has adopted a rule permitting mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Schwab may begin indefinitely householding Institutional Select-TM- Fund prospectuses and shareholder reports effective February 29, 2000.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL INSTITUTIONAL SELECT PROSPECTUSES and shareholder reports ARE AVAILABLE FREE OF CHARGE, AND MAY BE REQUESTED AT ANY TIME BY CALLING 1-800-515-2157.

If you would otherwise fall under our householding policy, but for any reason prefer to receive multiple Institutional Select Fund prospectuses and shareholder reports, please contact Schwab at 1-800-515-2157, or your investment manager. Your instructions that householding not apply to accounts holding Institutional Select Funds will be effective within 30 days of receipt by Schwab.

                         INSTITUTIONAL SELECT-TM- FUNDS

                                  ANNUAL REPORT
                                OCTOBER 31, 1999




                                            INSTITUTIONAL SELECT
                                            S&P 500 FUND

                                            INSTITUTIONAL SELECT
                                            LARGE-CAP VALUE INDEX FUND

                                            INSTITUTIONAL SELECT
                                            SMALL-CAP VALUE INDEX FUND

INSTITUTIONAL SELECT-TM- FUNDS

We are pleased to bring you this annual report for the Institutional Select-TM-Funds (the funds) for the period since the funds' inception on February 1, 1999, through October 31, 1999. This report includes the following funds:

  - Institutional Select S&P 500 Fund

  - Institutional Select Large-Cap Value
    Index Fund

  - Institutional Select Small-Cap Value
    Index Fund

The funds achieve their respective goals by tracking the performance of different stock market indices. Because each fund typically only rebalances its portfolio periodically in order to track its index, the funds have experienced significantly lower portfolio turnover and transaction costs than non-index funds. This approach, combined with low fund operating expenses, makes these funds cost-effective investments for long-term investors.

FUND LISTINGS

The funds are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY and most local newspapers under the heading INSTITUTIONAL SELECT:

NEWSPAPER LISTING  SYMBOL
S&P500             ISLCX
LrgCapValue        ISLVX
SmCapValue         ISSVX

S&P 500-REGISTERED TRADEMARK- IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAVE BEEN LICENSED FOR USE BY SCHWAB CAPITAL TRUST. THE INSTITUTIONAL SELECT S&P 500 FUND IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD &
POOR'S,-REGISTERED TRADEMARK- AND THEY MAKE NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
Market Overview                             2
---------------------------------------------
Institutional Select S&P 500 Fund
  FUND PERFORMANCE                          6
  PORTFOLIO SNAPSHOT                        8
---------------------------------------------
Institutional Select Large-Cap Value
 Index Fund
  FUND PERFORMANCE                         10
  PORTFOLIO SNAPSHOT                       12
---------------------------------------------
Institutional Select Small-Cap Value
 Index Fund
  FUND PERFORMANCE                         14
  PORTFOLIO SNAPSHOT                       16
---------------------------------------------
Portfolio Management                       18
---------------------------------------------
Fund Discussion                            19
---------------------------------------------
Glossary                                   22
---------------------------------------------
Financial Statements and Notes             24
---------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

This annual report is designed to provide you with detailed information about the Institutional Select-TM- Funds, a family of institutional index funds we introduced last year to better serve the needs of investment managers and their clients. These Funds have highly competitive expense ratios, and are generally only available through investment managers. With the support of investors such as yourselves, combined assets in the Institutional Select Funds, exceeded
$300 million on October 31, 1999.

Charles Schwab Investment Management, Inc. (CSIM) is the Institutional Select Funds' investment adviser. CSIM is committed to providing investors with high-quality, cost-efficient investment solutions. CSIM was created in 1989, and as of September 30, 1999, managed more that $100 billion in assets for over five million shareholders.

MARKET REVIEW

Over the past year, the U.S. economy continued to experience strong growth. High consumer confidence, relatively low interest rates and a robust stock market all contributed to extend our economy's expansion. All major equity markets performed positively during the past 12 months. Large-cap U.S. stocks continued to lead the major asset classes. Mainly due to the turnaround in Asian markets, international stocks were the second highest performing asset class. Small-cap U.S. stocks also experienced healthy increases.

Many investors shifted their focus from international economic problems to the unprecedented high stock valuations and short-term volatility within U.S. markets. At several points during the year, the U.S. stock markets experienced high levels of activity and large price fluctuation.

In closing, I would like to thank you for your business. We will continue to do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
October 31, 1999

 THE YEAR 2000

  One issue with the potential to disrupt portfolio operations and affect performance is the inability of some computers to recognize the year 2000. CSIM will continue to take steps to enable its systems to handle the year 2000 problem. CSIM is also seeking assurances that its service providers and business partners are taking similar steps as well. It is impossible to know in advance however, exactly how this issue will affect portfolio administration, portfolio performance or securities markets in general.

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued its lengthy expansion with a strong real growth rate of 4.3% for the year ended September 1999--a rate considered to be in excess of the long-term maximum sustainable non-inflationary growth rate. High levels of consumer confidence and spending, low interest rates, rising real wages and strong gains in stock prices have been the principal factors responsible for this lengthy expansion.

In a major revision of the GDP benchmark data going back four decades, the Commerce Department reported that, during the 1990s, growth was stronger, personal savings higher, and inflation lower than previously calculated.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REAL GDP GROWTH RATE
QUARTERLY PERCENTAGE CHANGE
(ANNUALIZED RATE)
Q1 1990                                         5.0%
Q2 1990                                         1.0%
Q3 1990                                        -0.6%
Q4 1990                                        -3.0%
Q1 1991                                        -1.7%
Q2 1991                                         2.6%
Q3 1991                                         1.3%
Q4 1991                                         2.5%
Q1 1992                                         4.3%
Q2 1992                                         4.0%
Q3 1992                                         3.1%
Q4 1992                                         5.2%
Q1 1993                                        -0.7%
Q2 1993                                         2.1%
Q3 1993                                         1.5%
Q4 1993                                         6.0%
Q1 1994                                         3.6%
Q2 1994                                         5.7%
Q3 1994                                         2.2%
Q4 1994                                         5.1%
Q1 1995                                         1.5%
Q2 1995                                         0.8%
Q3 1995                                         3.2%
Q4 1995                                         3.3%
Q1 1996                                         2.9%
Q2 1996                                         6.9%
Q3 1996                                         2.2%
Q4 1996                                         4.9%
Q1 1997                                         4.9%
Q2 1997                                         5.1%
Q3 1997                                         4.0%
Q4 1997                                         3.1%
Q1 1998                                         6.7%
Q2 1998                                         2.1%
Q3 1998                                         3.8%
Q4 1998                                         5.9%
Q1 1999                                         3.7%
Q2 1999                                         1.9%
Q3 1999                                         5.5%
Source: BLOOMBERG L.P.

Despite some recent slowing in the housing sector and a moderate decline in consumer confidence, personal consumption and business fixed investment remain strong. The consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate pace than experienced so far in 1999.

Last year's concerns over the impact of international economic problems have been displaced by concerns over imbalances in the domestic economy, namely the surging current account (trade) deficit, record high stock valuations, and the low savings rate. Looking ahead, the behavior of domestic consumers in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout 2000.




UNEMPLOYMENT

October's unemployment rate of 4.1% was a 29-year low. Labor markets continue to be extremely tight in many areas of the country. Growth in the labor force has slowed, and there continues to be concern that wage and benefits increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the next page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        U.S. UNEMPLOYMENT RATE
Jan-90                                    5.4%
Feb-90                                    5.3%
Mar-90                                    5.2%
Apr-90                                    5.4%
May-90                                    5.4%
Jun-90                                    5.2%
Jul-90                                    5.5%
Aug-90                                    5.7%
Sep-90                                    5.9%
Oct-90                                    5.9%
Nov-90                                    6.2%
Dec-90                                    6.3%
Jan-91                                    6.4%
Feb-91                                    6.6%
Mar-91                                    6.8%
Apr-91                                    6.7%
May-91                                    6.9%
Jun-91                                    6.9%
Jul-91                                    6.8%
Aug-91                                    6.9%
Sep-91                                    6.9%
Oct-91                                    7.0%
Nov-91                                    7.0%
Dec-91                                    7.3%
Jan-92                                    7.3%
Feb-92                                    7.4%
Mar-92                                    7.4%
Apr-92                                    7.4%
May-92                                    7.6%
Jun-92                                    7.8%
Jul-92                                    7.7%
Aug-92                                    7.6%
Sep-92                                    7.6%
Oct-92                                    7.3%
Nov-92                                    7.4%
Dec-92                                    7.4%
Jan-93                                    7.3%
Feb-93                                    7.1%
Mar-93                                    7.0%
Apr-93                                    7.1%
May-93                                    7.1%
Jun-93                                    7.0%
Jul-93                                    6.9%
Aug-93                                    6.8%
Sep-93                                    6.7%
Oct-93                                    6.8%
Nov-93                                    6.6%
Dec-93                                    6.5%
Jan-94                                    6.8%
Feb-94                                    6.6%
Mar-94                                    6.5%
Apr-94                                    6.4%
May-94                                    6.1%
Jun-94                                    6.1%
Jul-94                                    6.3%
Aug-94                                    6.0%
Sep-94                                    5.8%
Oct-94                                    5.8%
Nov-94                                    5.6%
Dec-94                                    5.5%
Jan-95                                    5.6%
Feb-95                                    5.4%
Mar-95                                    5.3%
Apr-95                                    5.8%
May-95                                    5.8%
Jun-95                                    5.6%
Jul-95                                    5.6%
Aug-95                                    5.7%
Sep-95                                    5.6%
Oct-95                                    5.5%
Nov-95                                    5.7%
Dec-95                                    5.6%
Jan-96                                    5.6%
Feb-96                                    5.5%
Mar-96                                    5.6%
Apr-96                                    5.5%
May-96                                    5.6%
Jun-96                                    5.3%
Jul-96                                    5.5%
Aug-96                                    5.1%
Sep-96                                    5.2%
Oct-96                                    5.2%
Nov-96                                    5.3%
Dec-96                                    5.4%
Jan-97                                    5.3%
Feb-97                                    5.3%
Mar-97                                    5.1%
Apr-97                                    5.0%
May-97                                    4.7%
Jun-97                                    5.0%
Jul-97                                    4.7%
Aug-97                                    4.9%
Sep-97                                    4.7%
Oct-97                                    4.7%
Nov-97                                    4.6%
Dec-97                                    4.7%
Jan-98                                    4.5%
Feb-98                                    4.6%
Mar-98                                    4.6%
Apr-98                                    4.3%
May-98                                    4.3%
Jun-98                                    4.5%
Jul-98                                    4.5%
Aug-98                                    4.5%
Sep-98                                    4.5%
Oct-98                                    4.5%
Nov-98                                    4.4%
Dec-98                                    4.3%
Jan-99                                    4.3%
Feb-99                                    4.4%
Mar-99                                    4.2%
Apr-99                                    4.3%
May-99                                    4.2%
Jun-99                                    4.3%
Jul-99                                    4.3%
Aug-99                                    4.2%
Sep-99                                    4.2%
Oct-99                                    4.1%
Source: BLOOMBERG L.P.

INFLATION

Price inflation continued to remain well contained. The Consumer Price Index
(CPI) rose just 2.6% for the year ended October 1999. Its core rate (which excludes the more volatile food and energy components) rose just 2.1%. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 1.3% for the year ended September 1999.

The Employment Cost Index, which measures inflation in wages, salaries and benefits was also well contained, increasing 3.1% for the year ended September 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION
                       QUARTERLY EMPLOYMENT COST INDEX   MONTHLY CONSUMER PRICE INDEX
Jan-90                                            5.5%                           5.2%
Feb-90                                            5.5%                           5.3%
Mar-90                                            5.5%                           5.2%
Apr-90                                            5.4%                           4.7%
May-90                                            5.4%                           4.4%
Jun-90                                            5.4%                           4.7%
Jul-90                                            5.2%                           4.8%
Aug-90                                            5.2%                           5.6%
Sep-90                                            5.2%                           6.2%
Oct-90                                            4.9%                           6.3%
Nov-90                                            4.9%                           6.3%
Dec-90                                            4.9%                           6.1%
Jan-91                                            4.6%                           5.7%
Feb-91                                            4.6%                           5.3%
Mar-91                                            4.6%                           4.9%
Apr-91                                            4.6%                           4.9%
May-91                                            4.6%                           5.0%
Jun-91                                            4.6%                           4.7%
Jul-91                                            4.3%                           4.4%
Aug-91                                            4.3%                           3.8%
Sep-91                                            4.3%                           3.4%
Oct-91                                            4.3%                           2.9%
Nov-91                                            4.3%                           3.0%
Dec-91                                            4.3%                           3.1%
Jan-92                                            4.0%                           2.6%
Feb-92                                            4.0%                           2.8%
Mar-92                                            4.0%                           3.2%
Apr-92                                            3.6%                           3.2%
May-92                                            3.6%                           3.0%
Jun-92                                            3.6%                           3.1%
Jul-92                                            3.5%                           3.2%
Aug-92                                            3.5%                           3.1%
Sep-92                                            3.5%                           3.0%
Oct-92                                            3.5%                           3.2%
Nov-92                                            3.5%                           3.0%
Dec-92                                            3.5%                           2.9%
Jan-93                                            3.5%                           3.3%
Feb-93                                            3.5%                           3.2%
Mar-93                                            3.5%                           3.1%
Apr-93                                            3.6%                           3.2%
May-93                                            3.6%                           3.2%
Jun-93                                            3.6%                           3.0%
Jul-93                                            3.6%                           2.8%
Aug-93                                            3.6%                           2.8%
Sep-93                                            3.6%                           2.7%
Oct-93                                            3.5%                           2.8%
Nov-93                                            3.5%                           2.7%
Dec-93                                            3.5%                           2.7%
Jan-94                                            3.2%                           2.5%
Feb-94                                            3.2%                           2.5%
Mar-94                                            3.2%                           2.5%
Apr-94                                            3.2%                           2.4%
May-94                                            3.2%                           2.3%
Jun-94                                            3.2%                           2.5%
Jul-94                                            3.2%                           2.8%
Aug-94                                            3.2%                           2.9%
Sep-94                                            3.2%                           3.0%
Oct-94                                            3.0%                           2.6%
Nov-94                                            3.0%                           2.7%
Dec-94                                            3.0%                           2.7%
Jan-95                                            2.9%                           2.8%
Feb-95                                            2.9%                           2.9%
Mar-95                                            2.9%                           2.9%
Apr-95                                            2.9%                           3.1%
May-95                                            2.9%                           3.2%
Jun-95                                            2.9%                           3.0%
Jul-95                                            2.7%                           2.8%
Aug-95                                            2.7%                           2.6%
Sep-95                                            2.7%                           2.5%
Oct-95                                            2.7%                           2.8%
Nov-95                                            2.7%                           2.6%
Dec-95                                            2.7%                           2.5%
Jan-96                                            2.8%                           2.7%
Feb-96                                            2.8%                           2.7%
Mar-96                                            2.8%                           2.8%
Apr-96                                            2.9%                           2.9%
May-96                                            2.9%                           2.9%
Jun-96                                            2.9%                           2.8%
Jul-96                                            2.8%                           3.0%
Aug-96                                            2.8%                           2.9%
Sep-96                                            2.8%                           3.0%
Oct-96                                            2.9%                           3.0%
Nov-96                                            2.9%                           3.3%
Dec-96                                            2.9%                           3.3%
Jan-97                                            2.9%                           3.0%
Feb-97                                            2.9%                           3.0%
Mar-97                                            2.9%                           2.8%
Apr-97                                            2.8%                           2.5%
May-97                                            2.8%                           2.2%
Jun-97                                            2.8%                           2.3%
Jul-97                                            3.0%                           2.2%
Aug-97                                            3.0%                           2.2%
Sep-97                                            3.0%                           2.2%
Oct-97                                            3.3%                           2.1%
Nov-97                                            3.3%                           1.8%
Dec-97                                            3.3%                           1.7%
Jan-98                                            3.3%                           1.6%
Feb-98                                            3.3%                           1.4%
Mar-98                                            3.3%                           1.4%
Apr-98                                            3.5%                           1.4%
May-98                                            3.5%                           1.7%
Jun-98                                            3.5%                           1.7%
Jul-98                                            3.7%                           1.7%
Aug-98                                            3.7%                           1.6%
Sep-98                                            3.7%                           1.5%
Oct-98                                            3.4%                           1.5%
Nov-98                                            3.4%                           1.5%
Dec-98                                            3.4%                           1.6%
Jan-99                                            3.0%                           1.7%
Feb-99                                            3.0%                           1.6%
Mar-99                                            3.0%                           1.7%
Apr-99                                            3.2%                           2.3%
May-99                                            3.2%                           2.1%
Jun-99                                            3.2%                           2.0%
Jul-99                                            3.1%                           2.1%
Aug-99                                            3.1%                           2.3%
Sep-99                                            3.1%                           2.6%
Oct-99                                                                           2.6%
Source: BLOOMBERG L.P.

Although there is little evidence of accelerating core inflation, the U.S. Federal Reserve Board has expressed concern that should labor markets continue to tighten, increases in wages may outpace productivity growth. In that environment, productivity growth becomes particularly critical, as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 2.8% in 1998 and at a 2.7% annualized rate in the first three quarters of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN PERFORMANCE
GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                        MSCI-EAFE-REGISTERED TRADEMARK- INDEX  S&P 500 INDEX  RUSSELL 2000      LEHMAN AGGREGATE
                                                                                              SMALL-CAP INDEX   BOND INDEX
Oct-98                                                                  $1.00          $1.00            $1.00              $1.00
Nov-98                                                                  $1.05          $1.06            $1.05              $1.01
Dec-98                                                                  $1.09          $1.12            $1.12              $1.01
Jan-99                                                                  $1.09          $1.17            $1.13              $1.02
Feb-99                                                                  $1.06          $1.13            $1.04              $1.00
Mar-99                                                                  $1.11          $1.18            $1.06              $1.00
Apr-99                                                                  $1.15          $1.22            $1.15              $1.01
May-99                                                                  $1.09          $1.19            $1.17              $1.00
Jun-99                                                                  $1.14          $1.26            $1.22              $0.99
Jul-99                                                                  $1.17          $1.22            $1.19              $0.99
Aug-99                                                                  $1.17          $1.22            $1.14              $0.99
Sep-99                                                                  $1.18          $1.18            $1.14              $1.00
Oct-99                                                                  $1.23          $1.26            $1.15              $1.01

COMPILED BY CHARLES SCHWAB & CO., INC.

Large-cap domestic stocks, as represented by the S&P 500-Registered Trademark-Index, continued to be the strongest performing asset class, achieving a total return of 25.7% for the year ended October 1999. Within the S&P 500, growth stocks continued to be the strongest performing style for the period. Small-cap stocks as represented by the Russell 2000-Registered Trademark- Index also experienced a positive return of 14.9%.

Assisted by the rebound in Asian markets, international stock returns, as represented by the MSCI-EAFE Index, experienced a positive total return of 23.0% for the one-year reporting period, ended October 31, 1999.

Reflecting the rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index,-Registered Trademark- were 0.5% for the one-year reporting period.

U.S. EQUITY VALUATION

The price/earnings (P/E) ratio for the S&P 500-Registered Trademark- Index reached record highs during the reporting period and ended the period at a lofty
29.9 times earnings, approximately twice its long-term average. The P/E ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earning potential. Based on other traditional market valuation measures such as the price-to-book value ratio or dividend yield, the U.S. stock market continues to remain at record high valuation levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 PRICE/EARNINGS RATIO
Jan-90                        14.37
Feb-90                        14.21
Mar-90                        14.77
Apr-90                        14.82
May-90                        15.84
Jun-90                        16.66
Jul-90                        16.65
Aug-90                        15.57
Sep-90                         14.9
Oct-90                        14.36
Nov-90                        14.59
Dec-90                        15.19
Jan-91                        14.95
Feb-91                        16.82
Mar-91                        17.48
Apr-91                        17.85
May-91                        17.92
Jun-91                        17.96
Jul-91                        18.07
Aug-91                        19.72
Sep-91                        19.88
Oct-91                        19.92
Nov-91                        21.02
Dec-91                        21.85
Jan-92                        23.35
Feb-92                        23.83
Mar-92                        25.45
Apr-92                        25.51
May-92                        25.71
Jun-92                        25.08
Jul-92                        25.61
Aug-92                         25.5
Sep-92                        24.37
Oct-92                        23.94
Nov-92                        24.08
Dec-92                        24.01
Jan-93                         24.2
Feb-93                        24.25
Mar-93                        24.22
Apr-93                         23.2
May-93                        23.21
Jun-93                        22.58
Jul-93                        22.52
Aug-93                        23.02
Sep-93                        23.74
Oct-93                        23.97
Nov-93                        22.55
Dec-93                        23.55
Jan-94                        22.98
Feb-94                        21.17
Mar-94                        20.34
Apr-94                         20.1
May-94                        20.16
Jun-94                        19.76
Jul-94                        18.64
Aug-94                         18.9
Sep-94                        18.26
Oct-94                        17.55
Nov-94                        16.58
Dec-94                        16.98
Jan-95                        16.23
Feb-95                         16.2
Mar-95                         16.5
Apr-95                        16.02
May-95                        16.43
Jun-95                        16.82
Jul-95                        16.55
Aug-95                        16.18
Sep-95                        16.86
Oct-95                        16.18
Nov-95                        17.14
Dec-95                        17.41
Jan-96                        18.11
Feb-96                        18.56
Mar-96                        18.94
Apr-96                        19.16
May-96                        19.48
Jun-96                         19.3
Jul-96                        18.31
Aug-96                        18.62
Sep-96                        19.75
Oct-96                         19.6
Nov-96                        21.05
Dec-96                         20.7
Jan-97                        20.55
Feb-97                        20.98
Mar-97                        19.87
Apr-97                        20.24
May-97                        21.43
Jun-97                        22.45
Jul-97                        23.92
Aug-97                        22.64
Sep-97                           24
Oct-97                        22.84
Nov-97                        24.02
Dec-97                        24.51
Jan-98                        24.99
Feb-98                        26.44
Mar-98                        27.76
Apr-98                        26.51
May-98                        26.12
Jun-98                        27.09
Jul-98                        26.78
Aug-98                        22.77
Sep-98                        24.23
Oct-98                        27.58
Nov-98                        30.14
Dec-98                        31.97
Jan-99                        33.29
Feb-99                        32.65
Mar-99                        33.78
Apr-99                         33.9
May-99                        32.74
Jun-99                         34.7
Jul-99                        31.62
Aug-99                        31.21
Sep-99                         29.9
Oct-99                        29.92
30-Year Average                15.5
Source: BLOOMBERG L.P.

TREASURY BOND YIELDS

Continuing a trend which began in October 1998, both long-term and intermediate term rates continued to climb upward during the reporting period. Scaled back concerns about the impact of international economic problems and the continued growth of the domestic economy were the primary drivers of this upward trend in yields.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                                                  30-YEAR TREASURY       FIVE-YEAR TREASURY
                                                      BOND YIELD             NOTE YIELD
10/2/98                                                      4.84%               4.08%
10/9/98                                                      5.12%               4.46%
10/16/98                                                     4.98%               4.04%
10/23/98                                                     5.18%               4.30%
10/30/98                                                     5.16%               4.23%
11/6/98                                                      5.39%               4.59%
11/13/98                                                     5.25%               4.50%
11/20/98                                                     5.22%               4.60%
11/27/98                                                     5.16%               4.59%
12/4/98                                                      5.04%               4.39%
12/11/98                                                     5.02%               4.39%
12/18/98                                                     5.00%               4.36%
12/25/98                                                     5.22%               4.71%
1/1/99                                                       5.10%               4.54%
1/8/99                                                       5.27%               4.73%
1/15/99                                                      5.11%               4.55%
1/22/99                                                      5.08%               4.52%
1/29/99                                                      5.09%               4.55%
2/5/99                                                       5.35%               4.86%
2/12/99                                                      5.42%               4.96%
2/19/99                                                      5.39%               4.99%
2/26/99                                                      5.58%               5.22%
3/5/99                                                       5.60%               5.22%
3/12/99                                                      5.53%               5.06%
3/19/99                                                      5.56%               5.08%
3/26/99                                                      5.59%               5.08%
4/2/99                                                       5.46%               4.96%
4/9/99                                                       5.46%               4.96%
4/16/99                                                      5.57%               5.11%
4/23/99                                                      5.60%               5.14%
4/30/99                                                      5.66%               5.21%
5/7/99                                                       5.81%               5.37%
5/14/99                                                      5.92%               5.50%
5/21/99                                                      5.75%               5.43%
5/28/99                                                      5.83%               5.58%
6/4/99                                                       5.96%               5.73%
6/11/99                                                      6.16%               5.91%
6/18/99                                                      5.97%               5.73%
6/25/99                                                      6.15%               5.89%
7/2/99                                                       6.00%               5.69%
7/9/99                                                       6.00%               5.69%
7/16/99                                                      5.88%               5.55%
7/23/99                                                      6.03%               5.69%
7/30/99                                                      6.10%               5.79%
8/6/99                                                       6.18%               5.91%
8/13/99                                                      6.10%               5.86%
8/20/99                                                      5.99%               5.77%
8/27/99                                                      5.98%               5.77%
9/3/99                                                       6.02%               5.77%
9/10/99                                                      6.04%               5.78%
9/17/99                                                      6.06%               5.75%
9/24/99                                                      5.97%               5.66%
10/1/99                                                      6.13%               5.86%
10/8/99                                                      6.20%               5.95%
10/15/99                                                     6.26%               5.97%
10/22/99                                                     6.35%               6.10%
10/29/99                                                     6.16%               5.95%
Source: BLOOMBERG L.P.

INTERNATIONAL PERFORMANCE

The MSCI-EAFE-Registered Trademark- Index gained 23.0% in U.S. dollar terms (excluding reinvested dividends) during the one-year reporting period. In local currency terms, it gained 26.90%, reflecting the relative weakness of most foreign currencies (compared to the dollar) during the period.

With the exception of Austria, Belgium, Ireland, Switzerland and Spain, all of the MSCI-EAFE component countries had positive returns for the period. In particular, many of the Asian countries reversed their severe declines of the prior period to post strong returns. The strongest-performing countries for the period were Finland, Singapore and Japan.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MSCI-EAFE COUNTRY RETURNS
One Year Ended 10/31/99
Finland                    100.43%
Singapore                   87.76%
Japan                       57.38%
Sweden                      46.01%
Hong Kong                   23.22%
France                      23.03%
Netherlands                 10.52%
United Kingdom              10.50%
Australia                    9.14%
Germany                      6.27%
Denmark                      6.00%
New Zealand                  4.46%
Norway                       1.32%
Italy                        0.34%
Spain                       -0.40%
Switzerland                 -1.44%
Ireland                     -2.74%
Belgium                     -6.67%
Austria                    -15.16%
Source: DATASTREAM

  This market overview has been provided by the portfolio management team.

INSTITUTIONAL SELECT-TM- S&P 500 FUND
FUND PERFORMANCE

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 10/31/99(1)

                                                                        SINCE INCEPTION
                                                                           (2/1/99)
---------------------------------------------------------------------------------------
INSTITUTIONAL SELECT S&P 500 FUND(2)                                          7.40%
---------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                           7.54%
---------------------------------------------------------------------------------------
Index Tracking Differential                                                  (0.14)%
---------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's since-inception cumulative total return was 1.00%. Without fee waivers and guarantees, the fund's since-inception cumulative total return would have been 0.76% as of 9/30/99.

Also shown is the difference between the total returns of the S&P 500 Index and the Institutional Select S&P 500 Fund, which is often referred to as the "tracking differential." The tracking differential arises due to several factors. For example, unlike the index, the fund has operating expenses and incurs trading costs when it buys or sells securities. The fund also may hold non-index securities that can produce either higher or lower returns than its index counterpart. Furthermore, unlike the index, the fund holds a portion of its assets in cash.

(1) Actual, not annualized, because period is less than one year.

(2) CSIM and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 12/31/05 that total operating expenses will not exceed 0.15%. Without fee waivers and guarantees, the fund's since-inception cumulative total return would have been 7.09% as of 10/31/99.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

          INSTITUTIONAL SELECT-TM- S&P 500 FUND  S&P 500 -REGISTERED TRADEMARK- INDEX
2/1/99                                  $10,000                                $10,000
2/28/99                                  $9,680                                 $9,689
3/31/99                                 $10,070                                $10,077
4/30/99                                 $10,460                                $10,467
5/31/99                                 $10,200                                $10,220
6/30/99                                 $10,770                                $10,787
7/31/99                                 $10,440                                $10,450
8/31/99                                 $10,380                                $10,398
9/30/99                                 $10,100                                $10,113
10/31/99                                $10,740                                $10,754

The above graph compares the growth of a hypothetical $10,000 investment in the Institutional Select-TM- S&P 500 Fund, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index. A detailed analysis of the performance of the fund is provided in the Fund Discussion section later in this report.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

----------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $238,476
----------------------------------------------------------------------

INSTITUTIONAL SELECT-TM- S&P 500 FUND
PORTFOLIO SNAPSHOT

The Institutional Select S&P 500 Fund (the fund) seeks high total return by tracking the performance of the S&P 500-Registered Trademark- Index. To do this, it invests primarily in common stocks of the S&P 500 Index, a widely recognized, unmanaged index comprised of 500 mainly large-cap stocks selected by Standard & Poor's.-Registered Trademark- As of October 31, 1999, the aggregate market capitalization of the S&P 500 Index represented approximately 80% of the total value of the U.S. stock market.* Common stocks of the 50 largest companies in the S&P 500 Index accounted for approximately 57% of the index. Standard & Poor's rebalances the index periodically and with no set schedule. The information below, and on the following page, provides a snapshot of the fund's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined on page 22. A complete list of securities in the fund's portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                         INSTITUTIONAL SELECT                      PEER GROUP
                                                            S&P 500 FUND**                          AVERAGE+
---------------------------------------------------------------------------------------------------------------------
Number of Issues                                                   507                                  131
---------------------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                      $67,566+                             $45,601
---------------------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio                                        34.0+                                33.6
---------------------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                             8.4+                                 8.0
---------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                     N/A                                 0.47%
---------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                              1%                                  75%
---------------------------------------------------------------------------------------------------------------------
Three-Year Beta                                                    N/A                                 0.95
---------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                     0.15%***                             1.34%
---------------------------------------------------------------------------------------------------------------------

 * Source: Wilshire Associates. The U.S. stock market as represented by the Wilshire 5000 Index.

 ** Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the fund.

*** Reflects a reduction by CSIM and Schwab, which is guaranteed through at least 12/31/05.

  + Source: Morningstar, Inc. This information is as of 10/31/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the fund. The peer group average is based on 2,173 large-cap funds as tracked by Morningstar.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       PORTFOLIO COMPOSITION BY INDUSTRY
                                 AS OF 10/31/99


Other                             28.8%
Business Machines and Software    12.6%
Healthcare/Drugs and Medicine     10.6%
Telephone                          9.0%
Electronics                        7.9%
Banks                              6.5%
Retail                             6.1%
Miscellaneous Finance              5.4%
Producer Goods and Manufacturing   5.2%
Oil-International                  4.1%
Food and Agriculture               3.8%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         EQUITY INVESTMENT STYLE BOX(1)
                                 AS OF 10/31/99

--Style--
  Value        Blend   Growth   --Market Cap--
                   X                     Large
                                        Medium
                                         Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

--------------------------------------------
Microsoft Corp.                        4.07%
--------------------------------------------
General Electric Co.                   3.83%
--------------------------------------------
Intel Corp.                            2.20%
--------------------------------------------
Wal-Mart Stores, Inc.                  2.17%
--------------------------------------------
Cisco Systems, Inc.                    2.07%
--------------------------------------------

--------------------------------------------
Lucent Technologies, Inc.              1.69%
--------------------------------------------
Merck & Co., Inc.                      1.60%
--------------------------------------------
Citigroup, Inc.                        1.57%
--------------------------------------------
Exxon Corp.                            1.55%
--------------------------------------------
International Business Machines Corp.  1.53%
--------------------------------------------

(1) Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

INSTITUTIONAL SELECT-TM- LARGE-CAP VALUE INDEX FUND
FUND PERFORMANCE

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 10/31/99(1)

                                                                        SINCE INCEPTION
                                                                           (2/1/99)
---------------------------------------------------------------------------------------
INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND(2)                            6.80%
---------------------------------------------------------------------------------------
S&P 500/BARRA Value Index                                                     7.12%
---------------------------------------------------------------------------------------
Index Tracking Differential                                                 (0.32)%
---------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's since-inception cumulative total return was 1.10%. Without fee waivers and guarantees, the fund's since-inception cumulative total returns would have been 0.77% as of 9/30/99.

Also shown is the difference between the total returns of the S&P 500/BARRA Value Index and the Institutional Select Large-Cap Value Index Fund, which is often referred to as the "tracking differential." (See page 6 for a more detailed discussion).

(1) Actual, not annualized, because period is less than one year.

(2) CSIM and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 12/31/05 that total operating expenses will not exceed 0.25%. Without fee waivers and guarantees, the fund's since-inception cumulative total return would have been 6.42% as of 10/31/99.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

          INSTITUTIONAL SELECT -TM-   S&P 500/BARRA
          LARGE-CAP VALUE INDEX FUND   VALUE INDEX
2/1/99                       $10,000        $10,000
2/28/99                       $9,680         $9,689
3/31/99                      $10,070        $10,077
4/30/99                      $10,460        $10,467
5/31/99                      $10,200        $10,220
6/30/99                      $10,770        $10,787
7/31/99                      $10,440        $10,450
8/31/99                      $10,380        $10,398
9/30/99                      $10,100        $10,113
10/31/99                     $10,680        $10,712

The above graph compares the growth of a hypothetical $10,000 investment in the Institutional Select Large-Cap Value Index Fund, made at its inception, with a similar investment in the S&P 500/BARRA Value Index. A detailed analysis of the performance of the fund is provided in the Fund Discussion section later in this report.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

---------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $71,485
---------------------------------------------------------------------

INSTITUTIONAL SELECT-TM- LARGE-CAP VALUE INDEX FUND
PORTFOLIO SNAPSHOT

The Institutional Select Large-Cap Value Index Fund (the fund) seeks high total return by tracking the performance of the S&P 500/BARRA Value Index. To do this, it invests primarily in common stocks of the S&P/ BARRA Value index, a widely recognized index comprised of approximately 350 large-cap common stocks determined by BARRA, Inc. and Standard & Poor's-Registered Trademark- to be "value" stocks. The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately half the total value of the S&P 500-Registered Trademark- Index. The companies with the highest price/book ratios may be included in the index. BARRA, Inc., and Standard & Poor's rebalance the index at least semiannually. The information below, and on the following page, provides a snapshot of the fund's characteristics as of 10/31/99, and is not indicative of its composition after that date. The term as used below are defined on page 22. A complete list of securities in the fund's portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                   INSTITUTIONAL SELECT LARGE-CAP                      PEER GROUP
                                                         VALUE INDEX FUND*                              AVERAGE+
-------------------------------------------------------------------------------------------------------------------------
Number of Issues                                                  379                                       131
-------------------------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                     $31,509+                                  $45,601
-------------------------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio                                       26.7+                                     33.6
-------------------------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                            3.9+                                      8.0
-------------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                    N/A                                      0.47%
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                            19%                                       75%
-------------------------------------------------------------------------------------------------------------------------
Three-Year Beta                                                   N/A                                      0.95
-------------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                    0.25%**                                   1.34%
-------------------------------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the fund.

** Reflects a reduction by CSIM and Schwab, which is guaranteed through at least
   12/31/05.

 + Source: Morningstar, Inc. This information is as of 10/31/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the fund. The peer group average is based on 2,173 large-cap funds as tracked by Morningstar.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       PORTFOLIO COMPOSITION BY INDUSTRY
                                 AS OF 10/31/99

Other                       31.1%
Banks                       14.3%
Miscellaneous Finance       10.7%
Oil-International            9.1%
Telephone                    7.1%
Insurance                    6.9%
Utilities-Electric and Gas   5.7%
Media                        4.2%
Electronics                  3.8%
Retail                       3.7%
Chemical                     3.4%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         EQUITY INVESTMENT STYLE BOX(1)
                                 AS OF 10/31/99

--Style--
  Value       Blend     Growth    --Market Cap--
  X                                        Large
                                          Medium
                                           Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------
Citigroup, Inc.                         3.48%
---------------------------------------------
Exxon Corp.                             3.42%
---------------------------------------------
MCI WorldCom, Inc.                      3.06%
---------------------------------------------
American International Group            3.03%
---------------------------------------------
Royal Dutch Petroleum Co.-Sponsored
ADR                                     2.45%
---------------------------------------------
---------------------------------------------
Bank of America Corp.                   2.11%
---------------------------------------------
Nortel Networks Corp.                   1.57%
---------------------------------------------
Wells Fargo & Co.                       1.50%
---------------------------------------------
Mobil Corp.                             1.44%
---------------------------------------------
Hewlett-Packard Co.                     1.42%
---------------------------------------------

(1) Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

INSTITUTIONAL SELECT-TM- SMALL-CAP VALUE INDEX FUND
FUND PERFORMANCE

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 10/31/99(1)

                                                                        SINCE INCEPTION
                                                                           (2/1/99)
---------------------------------------------------------------------------------------
INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND(2)                              (1.10)%
---------------------------------------------------------------------------------------
S&P Small-Cap 600/BARRA Value Index                                             (0.78)%
---------------------------------------------------------------------------------------
Index Tracking Differential                                                     (0.32)%
---------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 9/30/99. As of 9/30/99, the fund's since-inception cumulative total return was 1.20%. Without fee waivers and guarantees, the fund's since-inception cumulative total return would have been 0.60% as of 9/30/99.

Also shown is the difference between the total returns of the S&P Small-Cap 600/BARRA Value Index and the Institutional Select Small-Cap Value Index Fund, which is often referred to as the "tracking differential." (See page 6 for a more detailed discussion).

(1) Actual, not annualized, because period is less than one year.

(2) CSIM and Schwab waived their fees during the reporting period and have guaranteed through at least 12/31/99 that total operating expenses will not exceed 0.00%. Additionally, they have guaranteed through at least 12/31/05 that total operating expenses will not exceed 0.32%. Without fee waivers and guarantees, the fund's since-inception cumulative total return would have been (1.78)% as of 10/31/99.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

          INSTITUTIONAL SELECT-TM- SMALL-CAP VALUE INDEX FUND  S&P 600/BARRA VALUE INDEX
2/1/99                                                $10,000                    $10,000
2/28/99                                                $9,170                     $9,186
3/31/99                                                $9,130                     $9,150
4/30/99                                                $9,920                     $9,947
5/31/99                                               $10,310                    $10,345
6/30/99                                               $10,930                    $10,973
7/31/99                                               $10,760                    $10,802
8/31/99                                               $10,310                    $10,349
9/30/99                                               $10,120                    $10,159
10/31/99                                               $9,890                     $9,924

The above graph compares the growth of a hypothetical $10,000 investment in the Institutional Select Small-Cap Value Index Fund, made at its inception, with a similar investment in the S&P Small-Cap 600/BARRA Value Index. A detailed analysis of the performance of the fund is provided in the Fund Discussion section later in this report.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

ASSETS

---------------------------------------------------------------------
Total net assets as of 10/31/99 (000s)                        $31,644
---------------------------------------------------------------------

INSTITUTIONAL SELECT-TM- SMALL-CAP VALUE INDEX FUND
PORTFOLIO SNAPSHOT

The Institutional Select Small-Cap Value Index Fund (the fund) seeks high total return by tracking the performance of the S&P SmallCap 600/BARRA Value index. To do this, it invest primarily in common stocks of the S&P SmallCap 600/BARRA Value Index, a widely recognized index composed of approximately 375 small-cap common stocks determined by BARRA, Inc. and Standard &
Poor's-Registered Trademark- to be "value" stocks. The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately half the total value of the S&P SmallCap 600 Index. The companies with the highest price/book ratios may be included in the index. BARRA, Inc. and Standard & Poor's rebalance the index at least semiannually. The information below, and on the following page, provides a snapshot of the fund's characteristics as of 10/31/99, and is not indicative of its composition after that date. The terms used below are defined on page 22. A complete list of the securities in the fund's portfolio as of 10/31/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                       INSTITUTIONAL SELECT SMALL-CAP            PEER GROUP
                                                             VALUE INDEX FUND*                    AVERAGE+
-----------------------------------------------------------------------------------------------------------
Number of Issues                                                      384                             161
-----------------------------------------------------------------------------------------------------------

Median Market Cap ($ Mil)                                            $518+                           $822
-----------------------------------------------------------------------------------------------------------

Price/Earnings (P/E) Ratio                                           18.9+                           26.6
-----------------------------------------------------------------------------------------------------------

Price/Book (P/B) Ratio                                                1.9+                            5.2
-----------------------------------------------------------------------------------------------------------
12-Month Yield                                                        N/A                            0.17%
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                38%                             94%
-----------------------------------------------------------------------------------------------------------
Three-Year Beta                                                       N/A                            0.94
-----------------------------------------------------------------------------------------------------------
Expense Ratio                                                        0.32%**                         1.58%
-----------------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the fund.

** Reflects a reduction by CSIM and Schwab, which is guaranteed through at least
   12/31/05.

 + Source: Morningstar, Inc. This information is as of 10/31/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the fund. The peer group average is based on 852 large-cap funds as tracked by Morningstar.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       PORTFOLIO COMPOSITION BY INDUSTRY
                                 AS OF 10/31/99


Other                             34.6%
Electronics                       10.0%
Utilities-Energy and Gas           8.1%
Business Services                  8.0%
Producer Goods and Manufacturing   7.5%
Healthcare/Drugs and Medicine      6.4%
Banks                              6.2%
Miscellaneous Finance              5.9%
Retail                             5.1%
Food and Agriculture               4.5%
Construction                       3.7%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         EQUITY INVESTMENT STYLE BOX(1)
                                 AS OF 10/31/99

--Style--
Value         Blend      Growth     --Market Cap--
                                             Large
                                            Medium
X                                            Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------
Radian Group, Inc.                      1.31%
---------------------------------------------
Lattice Semiconductor Corp.             1.13%
---------------------------------------------
Zale Corp.                              1.03%
---------------------------------------------
UST Corp.                               0.88%
---------------------------------------------
Orion Capital Corp.                     0.87%
---------------------------------------------
---------------------------------------------
United Water Resources, Inc.            0.86%
---------------------------------------------
Kemet Corp.                             0.83%
---------------------------------------------
Corn Products International, Inc.       0.81%
---------------------------------------------
Aspect Telecommunications Corp.         0.80%
---------------------------------------------
Commercial Federal Corp.                0.80%
---------------------------------------------

(1) Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

GERI HOM--vice president and senior portfolio manager, has primary responsibility for the management of the Institutional Select-TM- Funds. Geri also manages all of the Schwab Equity Index Funds and the Schwab Analytics Fund-Registered Trademark- and co-manages the Schwab MarketTrack Portfolios.-TM-Geri joined CSIM in March 1995 as portfolio manager and was promoted to her current position in December 1996. She currently manages approximately $17 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and vice president and manager of the Domestic Equity Portfolio Group for Wells Fargo Nikko.

LARRY MANO--portfolio manager, has day-to-day portfolio management responsibilities for the Institutional Select Large-Cap Value Index Fund and the Institutional Select Small-Cap Value Index Fund. Prior to joining CSIM in 1998, he spent 20 years at Wilshire Associates, where he directed the development of equity index investment products.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUNDS PERFORM DURING THE REPORTING PERIOD?

A. Typically you will receive semiannual reports for the six months ended April 30 and annual reports for the year ended October 31 of each year. Because the Institutional Select-TM- Funds commenced operations on February 1, 1999, this report addresses only the nine-month period ended October 31, 1999. Additionally, because the managers seek to manage the funds with an emphasis on tax-efficiency, we plan to report the funds' returns as well as the category average returns on both a pre- and after-tax basis. Given the shorter-than-normal reporting period, and the fact that the period covered does not include the funds' annual year-end distribution date, we are not including after-tax returns in this report.

During the nine-month period, large-cap domestic stocks continued their strong performance. Moreover, there was relatively little variation between the growth and value styles, for either large-cap or small-cap stocks. The tables below show the funds' returns as well as the returns of the comparable indices and average comparable mutual fund returns.

INSTITUTIONAL SELECT S&P 500 FUND

                                    NINE MONTH
                                   RETURN ENDED
                                     10/31/99
------------------------------------------------
Institutional Select S&P 500
Fund                                  7.40%
------------------------------------------------
S&P 500 Index                         7.54%
------------------------------------------------
Average Large-Cap Fund+               6.38%
------------------------------------------------

INSTITUTIONAL SELECT LARGE-CAP VALUE FUND

                                    NINE MONTH
                                   RETURN ENDED
                                     10/31/99
-----------------------------------------------
Institutional Select Large-Cap
Value Fund                            6.80%
-----------------------------------------------
S&P 500/Barra Value Index             7.12%
-----------------------------------------------
Average Large-Cap Value Fund+         0.45%
-----------------------------------------------

INSTITUTIONAL SELECT SMALL-CAP VALUE FUND

                                    NINE MONTH
                                   RETURN ENDED
                                     10/31/99
------------------------------------------------
Institutional Select Small-Cap
Value Fund                           (1.10)%
------------------------------------------------
S&P Small-Cap 600/Barra Value
Index                                (0.78)%
------------------------------------------------
Average Small-Cap Value Fund+        (0.03)%
------------------------------------------------

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the fund. Investors cannot invest in an index directly.

The Investment Adviser and Schwab waived a portion of their fees during the reporting period. They have guaranteed through at least 12/31/05 that total operating expenses will not exceed 0.15% for the Institutional Select S&P 500 Fund, 0.25% for the Institutional Select Large-Cap Value Index Fund or 0.32% for the Institutional Select Small-Cap Value Index Fund. Additionally, they have guaranteed through at least 12/31/99 that the total operating expenses will not exceed 0.00% for the Institutional Select Small-Cap Value Index Fund. Without fee waivers and guarantees, the funds' since-inception cumulative total return would have been 7.09%, 6.42% and (1.78)%, respectively, as of 10/31/99.

+ Source: Morningstar, Inc. As of 10/31/99, the average large-cap fund category contained 959 funds, the average large-cap value fund category contained
  603 funds and the average small-cap value fund category contained 231 funds. Although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

Q. CAN YOU PROVIDE SOME HISTORICAL PERSPECTIVE ON VALUE STOCK RISKS AND RETURNS COMPARED TO GROWTH STOCK RISKS AND RETURNS?

A. The Schwab Center for Investment Research (SCIR) found that value stocks historically have shown much less volatility, a proxy for risk. Whether looking at the past 10, 15, or 20 years, value stocks exhibited only three-quarters the volatility of growth stocks. Volatility was measured by the annualized standard deviation of monthly total returns for each index.

On the return side, the data is less definitive. Although value stock returns have outperformed growth stock returns for the period from 1975 through 1998, there have been periods when growth stocks have performed better than value stocks and vice versa. These shifting results are driven by the fact that value and growth stocks have tended to take turns leading the market, and these "performance cycles" have varied in length and magnitude, as shown by the second graph below. Depending on which time period you consider, growth looked better than value and vice versa, although the value cycles tended to be longer. Although these cycles may not be entirely random, predicting them is difficult.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                        S&P/BARRA 500 Growth  S&P/BARRA 500 Value
1/1/75                                                 $1.00                $1.00
1975                                                   $1.32                $1.43
1976                                                   $1.50                $1.93
1977                                                   $1.32                $1.88
1978                                                   $1.41                $2.00
1979                                                   $1.63                $2.42
1980                                                   $2.28                $3.00
1981                                                   $2.05                $3.00
1982                                                   $2.51                $3.63
1983                                                   $2.91                $4.68
1984                                                   $2.98                $5.17
1985                                                   $3.97                $6.70
1986                                                   $4.55                $8.15
1987                                                   $4.85                $8.45
1988                                                   $5.43               $10.28
1989                                                   $7.40               $12.97
1990                                                   $7.42               $12.08
1991                                                  $10.26               $14.81
1992                                                  $10.78               $16.37
1993                                                  $10.96               $19.41
1994                                                  $11.31               $19.29
1995                                                  $15.62               $26.43
1996                                                  $19.36               $32.24
1997                                                  $26.43               $41.90
1998                                                  $37.57               $48.05

Q. CAN YOU PROVIDE SOME BACKGROUND ON THE S&P/ BARRA VALUE INDICES?

A. The S&P 500/BARRA VALUE INDEX--The S&P 500/BARRA Value Index is a widely recognized index designed to reflect the performance of large capitalization "value stocks." The Index includes those S&P 500 Index stocks with generally higher price-to-book ratios, and is rebalanced semiannually. Its market capitalization is about half the market capitalization of the S&P 500 Index. Conceptually speaking, the Index is constructed by first ranking all S&P 500 stocks by their price-to-book ratios. Then the stocks with higher price-to-book ratios are placed in the S&P/BARRA Value Index until the Index represents about half of the total market capitalization of the S&P 500 Index. This methodology has the benefits of being objective and easy to understand.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

VALUE AND GROWTH
RELATIVE PERFORMANCE: 1975-1998
1975                              11.66%
1976                              21.09%
1977                               9.25%
1978                              -0.62%
1979                               5.44%
1980                             -15.81%
1981                               9.83%
1982                              -0.99%
1983                              12.65%
1984                               8.19%
1985                              -3.63%
1986                               7.17%
1987                              -2.82%
1988                               9.72%
1989                             -10.27%
1990                              -7.05%
1991                             -15.81%
1992                               5.46%
1993                              16.92%
1994                              -3.77%
1995                              -1.14%
1996                              -1.97%
1997                              -6.54%
1998                             -27.49%

THE S&P SMALLCAP 600/BARRA VALUE INDEX--The S&P SmallCap 600/BARRA Value Index is a widely recognized index designed to reflect the performance of small capitalization "value stocks." The Index includes those S&P SmallCap 600 Index stocks with generally higher price-to-book ratios, and is rebalanced semiannually. (The S&P SmallCap 600 Index is composed of stocks selected by Standard & Poor's-Registered Trademark- to reflect the performance of U.S. small capitalization stocks.) Its market capitalization is about half the market capitalization of the S&P SmallCap 600 Index. Conceptually speaking, the Index is constructed by first ranking all S&P 500 stocks by their price-to-book ratios. Then the stocks with higher price-to-book ratios are placed in the S&P SmallCap 600/BARRA Value Index until the Index represents about half of the total market capitalization of the S&P SmallCap 600 Index. This methodology has the benefits of being objective and easy to understand.

GLOSSARY

ASSET ALLOCATION--The division of holdings among different types of assets, such as domestic stocks, international stocks, bonds and cashequivalent securities.

BETA--A measure of a stock's volatility relative to the overall stock market. The beta of the S&P 500-Registered Trademark- Index is 1. Any investment that is more volatile than the market as a whole has a beta value higher than 1. If the beta is less than 1, the investment is considered to be less volatile than the market.

CAPITAL GAIN (LOSS)--When a stock is sold for a profit, the difference between the net sales price and its net purchase price, or cost basis, is a capital gain. If a stock is sold below cost, the difference is a capital loss.

EARNINGS GROWTH RATE--The average annual rate of growth in earnings over the past five years for the stocks in a fund's portfolio.

EARNINGS PER SHARE (EPS)--The net income (or earnings) of a company for the past 12 months divided by the current number of shares outstanding.

EXPENSE RATIO--Amount, expressed as a percentage of total investment, that shareholders pay annually for mutual fund operating expenses and management fees.

MARKET CAPITALIZATION--The dollar value of a company or the amount someone would pay to buy the company today. It is calculated by multiplying the total number of outstanding shares by the current price per share. Median market cap is the midpoint of a fund's total market capitalization, weighted by the portion of assets invested in each holding. As a result, half of the fund's holdings will have market caps above the median, and the rest below it.

NET ASSET VALUE (NAV)--The market value of a fund share.

PRICE/BOOK (P/B) RATIO--Compares a stock's market value with the value of total assets minus intangible assets and total liabilities (the book value). It is determined by dividing the current price of the stock by common stockholder equity per share. In evaluating stocks, comparing P/B ratios often works well in situations where price/earnings ratios do not, because the P/B ratio is stable over time and is always a positive number. P/B ratios are best used for comparisons within an industry rather than between industries, as certain industries will usually contain stocks that have all high or all low P/B ratios. For mutual funds the P/B ratio is the weighted average of all the stocks' P/B ratios in the portfolio.

PRICE/EARNINGS (P/E) RATIO--The ratio of a company's stock price to its earnings per share over the past year. For mutual funds the P/E ratio is the weighted average of all the stocks' P/E ratios in the mutual fund's portfolio. The P/E is an indicator of market expectations about a company's prospects. Typically, the higher the P/E, the greater the expectations for a company's future growth. Because earnings are volatile and sometimes "negative," however, the P/E has its limitations and may fail as a measure for a significant number of stocks at any given time.

RETURN ON EQUITY--The average annual rate of return generated by the companies a fund holds during the past five years for each dollar of shareholders' equity (net income divided by shareholders' equity).

STOCK--A share of ownership, or equity, in a corporation.
22

TOTAL RETURN--The sum of dividends, plus capital gains (or losses).

TURNOVER RATE--An indication of a fund's trading activity. Funds with higher turnover rates typically incur higher transaction costs and are more likely to distribute capital gains, which are taxable to investors.

YIELD--The income generated by an investment, expressed as a percentage of its price.

INSTITUTIONAL SELECT(TM) S&P 500 FUND
SCHEDULE OF INVESTMENTS
October 31, 1999

                                Number       Value
                              of Shares     (000s)
                              ---------   ---------
-------------------------------------------------------------------------------
COMMON STOCK -- 98.0%
-------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 1.1%
Boeing Co.                      19,900       $  917
General Dynamics Corp.           4,100          227
Lockheed Martin Corp.            8,200          164
Northrop Grumman Corp.           1,400           77
Raytheon Co., Class B            7,100          207
Rockwell International Corp.     4,000          194
Textron, Inc.                    3,200          247
United Technologies Corp.       10,000          605
                                          ---------
                                              2,638
                                          ---------
-------------------------------------------------------------------------------
AIR TRANSPORTATION -- 0.4%
AMR Corp.+                       3,200          203
Delta Air Lines, Inc.            3,000          163
FDX Corp.+                       6,200          267
Southwest Airlines Co.          10,600          178
U.S. Airways Group, Inc.+        1,500           42
                                          ---------
                                                853
                                          ---------
-------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES -- 0.5%
Adolph Coors Co., Class B          700           39
Anheuser-Busch Cos., Inc.        9,700          697
Brown-Forman Corp., Class B      1,400           94
Seagram Co. Ltd.                 9,000          444
                                          ---------
                                              1,274
                                          ---------
-------------------------------------------------------------------------------
APPAREL -- 0.2%
Liz Claiborne, Inc.              1,300           52
Nike, Inc., Class B              5,900          333
Reebok International Ltd.+         900            9
Russell Corp.                    1,700           26
VF Corp.                         2,300           69
                                          ---------
                                                489
                                          ---------
-------------------------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 1.4%
B.F. Goodrich Co.                2,200           52
Cooper Tire & Rubber Co.         1,400           24
Cummins Engine Co., Inc.           800           41
Dana Corp.                       3,400          100
Danaher Corp.                    3,000          145
Delphi Automotive Systems Corp. 11,449          188
Eaton Corp.                      1,500          113
Fleetwood Enterprises, Inc.        700           15
Ford Motor Co.                  25,100        1,377
General Motors Corp.            13,400          941

                                Number        Value
                             of Shares        (000s)
                             ---------    -----------
Genuine Parts Co.                3,800      $    99
Goodyear Tire & Rubber Co.       3,300          136
Navistar International Corp.+    1,300           54
TRW, Inc.                        2,400          103
                                          ---------
                                              3,388
                                          ---------
-------------------------------------------------------------------------------
BANKS -- 6.6%
AmSouth Bancorp.                 8,200          211
Bank of America Corp.           35,800        2,305
Bank of New York Co., Inc.      15,300          641
Bank One Corp.                  24,300          913
BB&T Corp.                       6,700          244
Chase Manhattan Corp.           17,300        1,512
Comerica, Inc.                   3,300          196
Fifth Third Bancorp.             6,300          465
First Union Corp.               19,900          849
Firstar Corp.                   20,363          598
Fleet Boston Corp.              19,131          835
Golden West Financial Corp.      1,100          123
Huntington Bancshares, Inc.      4,830          143
J.P. Morgan & Co., Inc.          3,700          484
KeyCorp, Inc.                    9,500          265
Mellon Financial Corp.          10,700          395
National City Corp.             12,900          381
Northern Trust Corp.             2,300          222
PNC Bank Corp.                   6,300          376
Regions Financial Corp.          4,700          141
Republic New York Corp.          2,100          133
SouthTrust Corp.                 3,500          140
State Street Corp.               3,400          259
Summit Bancorp.                  3,700          128
SunTrust Banks, Inc.             6,700          490
Synovus Financial Corp.          5,700          122
U.S. Bancorp.                   15,200          563
Union Planters Corp.             2,900          129
Wachovia Corp.                   4,300          371
Washington Mutual, Inc.         12,200          438
Wells Fargo & Co.               34,200        1,637
                                          ---------
                                             15,709
                                          ---------
-------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE -- 12.8%
3Com Corp.+                      7,500          217
Adaptec, Inc.+                   2,200           99
Adobe Systems, Inc.              2,600          182
Apple Computer, Inc.+            3,400          272
Autodesk, Inc.                   1,200           22
BMC Software, Inc.+              5,000          321

                                Number        Value
                             of Shares        (000s)
                             ---------     -----------
Cabletron Systems, Inc.+         3,500      $    58
Ceridian Corp.+                  2,800           61
Cisco Systems, Inc.+            67,400        4,988
Compaq Computer Corp.           35,000          665
Computer Associates
  International, Inc.           11,200          633
Compuware Corp.+                 7,500          209
Comverse Technology, Inc.+       1,400          159
Dell Computer Corp.+            52,700        2,115
Gateway, Inc.+                   6,500          429
Hewlett-Packard Co.             21,000        1,555
Honeywell, Inc.                  2,600          274
International Business
  Machines Corp.                37,500        3,689
Lexmark International Group,
  Inc., Class A+                 2,600          203
Microsoft Corp.+               105,900        9,803
Network Appliance, Inc.+         1,500          111
Novell, Inc.+                    6,700          134
Oracle Systems Corp.+           29,850        1,420
Parametric Technology Corp.+     5,300          101
PeopleSoft, Inc.+                4,900           73
Pitney Bowes, Inc.               5,500          251
Seagate Technology, Inc.+        4,700          138
Silicon Graphics, Inc.+          3,700           29
Sun Microsystems, Inc.+         16,100        1,704
Unisys Corp.+                    6,100          148
Xerox Corp.                     13,900          389
                                          ---------
                                             30,452
                                          ---------
-------------------------------------------------------------------------------
BUSINESS SERVICES -- 3.1%
Allied Waste Industries, Inc.+   3,600           38
America Online, Inc.+           23,000        2,983
Automatic Data Processing, Inc. 12,800          617
Cendant Corp.+                  14,970          247
Computer Sciences Corp.+         3,400          234
Deluxe Corp.                     1,500           42
Ecolab, Inc.                     2,600           88
Equifax, Inc.                    2,800           76
First Data Corp.                 8,900          407
H&R Block, Inc.                  1,900           81
Interpublic Group of
  Companies, Inc.                5,900          240
Laidlaw, Inc.                    6,400           39
National Service Industries,
  Inc.                             900           29
Omnicom Group, Inc.              3,800          334
Paychex, Inc.                    5,250          207

                                Number        Value
                             of Shares        (000s)
                             ---------    ---------
R.R. Donnelley & Sons Co.        2,600       $   63
Tyco International Ltd.         34,752        1,388
Waste Management, Inc.          12,900          237
                                          ---------
                                              7,350
                                          ---------
-------------------------------------------------------------------------------
CHEMICAL -- 1.6%
Air Products & Chemicals, Inc.   4,800          132
Dow Chemical Co.                 4,600          544
E. I. du Pont de Nemours & Co.  21,582        1,391
Eastman Chemical Co.             1,600           62
Great Lakes Chemical Corp.       1,100           39
Hercules, Inc.                   2,100           50
Minnesota Mining &
  Manufacturing Co.              8,300          789
PPG Industries, Inc.             3,700          224
Praxair, Inc.                    3,200          150
Rohm & Haas Co.                  4,563          174
Sigma-Aldrich Corp.              2,100           60
Union Carbide Corp.              2,700          165
W.R. Grace & Co.+                1,300           19
                                          ---------
                                              3,799
                                          ---------
-------------------------------------------------------------------------------
CONSTRUCTION -- 0.3%
Armstrong World Industries, Inc.   800           30
Centex Corp.                     1,400           38
Crane Co.                        1,300           27
Fluor Corp.                      1,500           60
Kaufman & Broad Home Corp.       1,000           20
Masco Corp.                      9,200          281
Owens Corning                    1,100           23
Pulte Corp.                        800           16
Sherwin-Williams Co.             3,300           74
The Stanley Works                1,700           47
Vulcan Materials Co.             2,000           83
                                          ---------
                                                699
                                          ---------
-------------------------------------------------------------------------------
CONSUMER - DURABLE -- 0.3%
Black & Decker Corp.             1,900           82
Fortune Brands, Inc.             3,300          117
Leggett & Platt, Inc.            3,900           87
Maytag Corp.                     1,800           72
Newell Rubbermaid, Inc.          5,867          203
Whirlpool Corp.                  1,500          105
                                          ---------
                                                666
                                          ---------

INSTITUTIONAL SELECT(TM) S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number        Value
                              of Shares       (000s)
                              ---------  -----------
-------------------------------------------------------------------------------
CONSUMER - NONDURABLE -- 0.7%
American Greetings Corp.,
   Class A                       1,300     $     34
Darden Restaurants, Inc.         2,700           51
Hasbro, Inc.                     3,900           80
Jostens, Inc.                      700           15
Mattel, Inc.                     9,400          126
McDonald's Corp.                28,100        1,159
Tricon Global Restaurants,
   Inc.+                         3,100          125
Wendy's International, Inc.      2,400           57
                                          ---------
                                              1,647
                                          ---------
------------------------------------------------------------------------------
CONTAINERS -- 0.1%
Ball Corp.                         600           24
Bemis Co., Inc.                  1,200           42
Crown Cork & Seal Co., Inc.      2,400           57
Owens-Illinois, Inc.+            3,100           74
Sealed Air Corp.+                1,700           94
                                          ---------
                                                291
                                          ---------
-------------------------------------------------------------------------------
ELECTRONICS -- 8.0%
ADC Telecommunications, Inc.+    3,000          143
Advanced Micro Devices, Inc.+    2,900           57
Analog Devices, Inc.+            3,700          197
Andrew Corp.+                    1,500           19
Applied Materials, Inc.+         7,900          709
Electronic Data Systems Corp.   10,300          603
EMC Corp.+                      21,012        1,534
Emerson Electric Co.             9,100          547
General Instrument Corp.+        3,500          188
Harris Corp.                     1,500           34
Intel Corp.                     68,600        5,312
KLA-Tencor Corp.+                1,800          143
LSI Logic Corp.+                 3,100          165
Lucent Technologies, Inc.       63,545        4,083
Micron Technology, Inc.+         5,200          371
Motorola, Inc.                  12,600        1,228
National Semiconductor Corp.+    3,300           99
Niagara Mohawk Holdings, Inc.+   3,700           59
PE Corp-PE Biosystems Group      2,200          143
PerkinElmer, Inc.                  900           37
QUALCOMM, Inc.+                  3,400          757
Scientific-Atlanta, Inc.         1,500           86
Solectron Corp.+                 5,600          421
Tektronix, Inc.                    900           30
Tellabs, Inc.+                   8,200          519
Texas Instruments, Inc.         16,300        1,463

                                Number        Value
                               of Shares     (000s)
                               ---------  ---------
Thermo Electron Corp.+           3,000      $    40
Thomas & Betts Corp.             1,100           49
                                          ---------
                                             19,036
                                          ---------
-------------------------------------------------------------------------------
ENERGY - RAW MATERIALS -- 0.9%
Anadarko Petroleum Corp.         2,600           80
Apache Corp.                     2,300           90
Baker Hughes, Inc.               6,900          193
Burlington Resources, Inc.       3,700          129
Constellation Energy Group       3,000           92
Halliburton Co.                  9,100          343
Helmerich & Payne, Inc.            900           21
McDermott International, Inc.    1,100           20
Occidental Petroleum Corp.       7,000          160
ONEOK, Inc.                        600           17
Rowan Companies, Inc.+           1,500           23
Schlumberger Ltd.               11,300          684
Sempra Energy                    5,000          102
Sunoco, Inc.                     1,800           43
Union Pacific Resources Group,
   Inc.                          4,900           71
                                          ---------
                                              2,068
                                          ---------
------------------------------------------------------------------------------
FOOD & AGRICULTURE -- 3.9%
Archer-Daniels Midland Co.      12,805          158
Bestfoods, Inc.                  5,800          341
Campbell Soup Co.                9,000          405
Coca-Cola Co.                   51,200        3,021
Coca-Cola Enterprises, Inc.      9,100          233
ConAgra, Inc.                   10,300          268
General Mills, Inc.              3,200          279
H.J. Heinz Co.                   7,500          358
Hershey Foods Corp.              2,800          141
Kellogg Co.                      8,400          334
Monsanto Co.                    13,200          508
PepsiCo, Inc.                   30,300        1,051
Quaker Oats Co.                  2,700          189
Ralston-Ralston Purina Group     6,800          214
Sara Lee Corp.                  18,700          506
SYSCO Corp.                      6,900          265
Unilever NV                     11,942          796
Wm. Wrigley Jr. Co.              2,500          200
                                          ---------
                                              9,267
                                          ---------
-------------------------------------------------------------------------------
GOLD -- 0.1%
Barrick Gold Corp.               7,800          143
Homestake Mining Co.             5,700           48

                                Number        Value
                               of Shares     (000s)
                              ---------   ---------
Newmont Mining Corp.             3,400      $    75
Placer Dome, Inc.                6,500           79
                                          ---------
                                                345
                                          ---------
------------------------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE -- 10.7%
Abbott Laboratories             31,600        1,276
Allergan, Inc.                   1,400          150
ALZA Corp.+                      2,000           86
American Home Products Corp.    27,100        1,416
Amgen, Inc.+                    10,600          845
Bausch & Lomb, Inc.              1,100           59
Baxter International, Inc.       6,000          389
Becton, Dickinson & Co.          5,100          129
Biomet, Inc.                     2,300           69
Boston Scientific Corp.+         8,600          173
Bristol-Myers Squibb Co.        41,200        3,165
C.R. Bard, Inc.                  1,000           54
Cardinal Health, Inc.            5,600          241
Columbia / HCA Healthcare Corp. 11,700          282
Eli Lilly & Co.                 22,700        1,563
Guidant Corp.                    6,300          311
HealthSouth Corp.+               8,400           48
Humana, Inc.+                    3,000           21
IMS Health, Inc.                 6,300          183
Johnson & Johnson               27,900        2,922
Mallinckrodt, Inc.               1,400           47
Manor Care, Inc.+                2,200           35
McKesson HBOC, Inc.              5,900          118
Medtronic, Inc.                 24,400          845
Merck & Co., Inc.               48,600        3,867
Pfizer, Inc.                    80,300        3,172
Pharmacia & Upjohn, Inc.        10,500          566
Schering-Plough Corp.           30,500        1,510
Service Corp. International      5,300           51
Shared Medical Systems Corp.       500           19
St. Jude Medical, Inc.+          1,700           47
Tenet Healthcare Corp.+          6,500          126
United Healthcare Corp.          3,500          181
Warner-Lambert Co.              17,800        1,421
Watson Pharmaceuticals, Inc.+    2,000           63
Wellpoint Health Networks,
   Inc.+                         1,300           75
                                        -----------
                                             25,525
                                        -----------
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.1%
Alberto-Culver Co., Class B      1,000           24
Avon Products, Inc.              5,300          171
Clorox Co.                       4,900          201

                                Number        Value
                               of Shares     (000s)
                              ---------    --------
Colgate-Palmolive Co.           12,100       $  732
Gillette Co.                    22,500          814
International Flavors &
  Fragrances, Inc.               2,100           80
Procter & Gamble Co.            27,600        2,895
Tupperware Corp.                 1,100           22
                                          ---------
                                              4,939
                                          ---------
-------------------------------------------------------------------------------
INSURANCE -- 3.1%
Aetna, Inc.                      3,000          151
AFLAC, Inc.                      5,500          281
Allstate Corp.                  16,700          480
American General Corp.           5,200          386
American International Group,
   Inc.                         32,125        3,307
Aon Corp.                        5,200          185
Chubb Corp.                      3,700          203
CIGNA Corp.                      4,200          314
Cincinnati Financial Corp.       3,400          122
Conseco, Inc.                    6,600          160
Hartford Financial Services
  Group, Inc.                    4,700          243
Jefferson-Pilot Corp.            2,300          173
Lincoln National Corp.           4,200          194
Marsh & McLennan
  Companies, Inc.                5,500          435
MBIA, Inc.                       2,000          114
MGIC Investment Corp.            2,200          131
Progressive Corp.                1,500          139
SAFECO Corp.                     2,600           71
St. Paul Companies, Inc.         4,800          154
Torchmark Corp.                  2,600           81
UnumProvident Corp.              4,860          160
                                          ---------
                                              7,484
                                          ---------
-------------------------------------------------------------------------------
MEDIA -- 2.9%
CBS Corp.+                      14,700          718
Clear Channel Communications,
  Inc.+                          7,000          563
Comcast Corp., Class A          15,600          657
Dow Jones & Co., Inc.            1,800          111
Gannett Co., Inc.                5,800          447
Harcourt General, Inc.           1,400           54
King World Productions, Inc.+    1,400           54
Knight-Ridder, Inc.              1,600          102
McGraw-Hill Companies, Inc.      4,100          244
Mediaone Group+                 12,600          895
Meredith Corp.                   1,100           39

INSTITUTIONAL SELECT(TM) S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number        Value
                               of Shares     (000s)
                              ---------   -----------
New York Times Co., Class A      3,500     $    141
Time Warner, Inc.               26,800        1,868
Times Mirror Co., Series A       1,400          101
Tribune Co.                      5,000          300
Viacom, Inc., Class B+          14,500          649
                                          ---------
                                              6,943
                                          ---------
-------------------------------------------------------------------------------
MISCELLANEOUS FINANCE -- 5.5%
American Express Co.             9,400        1,448
Associates First Capital Corp.  15,100          551
Bear Stearns Companies, Inc.     2,320           99
Capital One Financial Corp.      4,100          217
Charles Schwab Corp.            17,000          662
Citigroup, Inc.                 70,000        3,789
Countrywide Credit Industries,
   Inc.                          2,300           78
Dun & Bradstreet Corp.           3,200           94
Fannie Mae                      21,300        1,507
Franklin Resources, Inc.         5,300          185
Freddie Mac                     14,500          784
Household International, Inc.    9,900          442
Lehman Brothers Holdings,        2,500          184
MBNA Corp.                      16,500          456
Merrill Lynch & Co., Inc.        7,600          597
Morgan Stanley Dean Witter
  Discover & Co.                11,900        1,313
Paine Webber Group, Inc.         2,900          118
Providian Financial Corp.        2,900          316
SLM Holding Corp.                3,400          166
T. Rowe Price Associates, Inc.   2,400           85
                                          ---------
                                             13,091
                                          ---------
-------------------------------------------------------------------------------
NON-FERROUS METALS -- 0.4%
Alcan Aluminum Ltd.              4,700          155
Alcoa, Inc.                      7,700          468
Asarco, Inc.                       800           24
Engelhard Corp.                  2,500           44
Freeport-McMoRan Copper &
  Gold, Inc., Class B            3,300           55
Inco Ltd.                        3,800           77
Phelps Dodge Corp.               2,160          122
Reynolds Metals Co.              1,300           79
                                          ---------
                                              1,024
                                          ---------
-------------------------------------------------------------------------------
OIL - DOMESTIC -- 0.8%
Amerada Hess Corp.               1,800          103
Ashland, Inc.                    1,400           46
Atlantic Richfield Co.           6,700          624

                                Number       Value
                             of Shares      (000s)
                             ---------    ---------
Conoco Inc., Class B            13,100       $  355
Kerr-McGee Corp.                 1,773           95
Phillips Petroleum Co.           5,300          246
Tosco Corp.                      3,000           76
Unocal Corp.                     4,900          169
USX-Marathon Group               6,500          189
                                          ---------
                                              1,903
                                          ---------
-------------------------------------------------------------------------------
OIL - INTERNATIONAL -- 4.1%
Chevron Corp.                   13,600        1,242
Exxon Corp.                     50,400        3,733
Mobil Corp.                     16,300        1,573
Royal Dutch Petroleum Co. -
  Sponsored ADR                 44,500        2,667
Texaco, Inc.                    11,500          706
                                          ---------
                                              9,921
                                          ---------
-------------------------------------------------------------------------------
OPTICAL & PHOTO -- 0.2%
Eastman Kodak Co.                6,500          448
Polaroid Corp.                     800           18
                                          ---------
                                                466
                                          ---------
-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.9%
Boise Cascade Corp.              1,200           43
Champion International Corp.     1,900          110
Fort James Corp.                 4,400          116
Georgia-Pacific Group            3,600          143
International Paper Co.          8,488          447
Kimberly-Clark Corp.            11,000          694
Louisiana-Pacific Corp.          2,200           28
Mead Corp.                       2,100           76
Potlatch Corp.                     600           25
Temple Inland, Inc.              1,100           64
Westvaco Corp.                   2,000           59
Weyerhaeuser Co.                 4,200          251
Willamette Industries, Inc.      2,200           91
                                          ---------
                                              2,147
                                          ---------
-------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING -- 5.3%
AlliedSignal, Inc.              11,400          649
Avery Dennison Corp.             2,300          144
Briggs & Stratton Corp.            500           29
Case Corp.                       1,600           85
Caterpillar, Inc.                7,400          409
Cooper Industries, Inc.          1,900           82
Corning, Inc.                    5,100          401

                                Number        Value
                               of Shares     (000s)
                              ---------   ---------
Deere & Co.                      4,900       $  178
Dover Corp.                      4,200          179
FMC Corp.+                         600           24
Foster Wheeler Corp.             2,300           26
General Electric Co. (b)        68,100        9,232
Illinois Tool Works, Inc.        5,200          381
Ingersoll-Rand Co.               3,500          183
ITT Industries, Inc.             1,800           62
Johnson Controls, Inc.           1,700          103
Milacron, Inc.                     600           10
Millipore Corp.                    900           29
NACCO Industries, Inc.,
   Class A                         600           28
Pall Corp.                       2,500           55
Parker-Hannifin Corp.            2,200          101
Snap-On, Inc.                    1,400           42
Spring Industries, Inc.            300           12
Tenneco, Inc.+                   3,400           54
The Timken Co.                   1,200           21
W.W. Grainger, Inc.              2,000           85
                                          ---------
                                             12,604
                                          ---------
-------------------------------------------------------------------------------
RAILROAD & SHIPPING -- 0.4%
Burlington Northern
  Santa Fe Corp.                 9,800          312
CSX Corp.                        4,600          189
Kansas City Southern
  Industries, Inc.               2,200          104
Norfolk Southern Corp.           7,900          193
Union Pacific Corp.              5,200          290
                                          ---------
                                              1,088
                                          ---------
-------------------------------------------------------------------------------
RETAIL -- 6.2%
Albertson's, Inc.                8,783          319
AutoZone, Inc.+                  3,000           80
Bed, Bath & Beyond, Inc.+        2,800           93
Best Buy Co., Inc.+              4,300          239
Circuit City Stores, Inc.        4,200          179
Consolidated Stores Corp.+       2,300           42
Costco Wholesale Corp.+          4,600          369
CVS Corp.                        8,200          356
Dayton Hudson Corp.              9,100          588
Dillards, Inc., Class A          2,100           40
Dollar General Corp.             4,700          124
Federated Department
  Stores, Inc.+                  4,200          179
Gap, Inc.                       17,800          661

                                Number        Value
                               of Shares     (000s)
                              ---------   ---------
Great Atlantic & Pacific
  Tea Co., Inc.                    700      $    20
Home Depot, Inc.                30,800        2,325
IKON Office Solutions            3,000           21
J.C. Penney Co., Inc.            5,300          134
Kmart Corp.+                    10,300          104
Kohl's Corp.+                    3,300          247
Kroger Co.+                     17,000          354
Limited, Inc.                    4,300          177
Longs Drug Stores, Inc.            700           19
Lowe's Companies, Inc.           7,900          434
May Department Stores Co.        6,800          236
Nordstrom, Inc.                  2,800           70
Office Depot, Inc.+              7,300           91
Pep Boys-Manny, MOE, & Jack      2,400           30
Rite Aid Corp.                   5,100           45
Safeway, Inc.+                  10,600          374
Sears, Roebuck & Co.             7,900          223
Staples, Inc.+                   9,700          215
SUPERVALU, Inc.                  2,800           59
Tandy Corp.                      4,100          258
TJX Companies, Inc.              6,400          174
Toys 'R' Us, Inc.+               4,900           69
Wal-Mart Stores, Inc.           92,300        5,232
Walgreen Co.                    20,800          524
Winn-Dixie Stores, Inc.          2,900           78
                                          ---------
                                             14,782
                                          ---------
-------------------------------------------------------------------------------
STEEL -- 0.1%
Allegheny Teledyne, Inc.         3,700           56
Bethlehem Steel Corp.+           2,400           17
Nucor Corp.                      1,900           99
USX-U.S. Steel Group, Inc.       1,800           46
Worthington Industries, Inc.     1,900           32
                                        -----------
                                                250
                                        -----------
-------------------------------------------------------------------------------
TELEPHONE -- 9.1%
Alltel Corp.                     6,400          533
AT&T Corp.                      66,303        3,100
Bell Atlantic Corp.             32,200        2,091
BellSouth Corp.                 39,100        1,759
CenturyTel, Inc.                 2,800          113
Global Crossing Ltd.+           15,960          553
GTE Corp.                       20,400        1,530
MCI WorldCom, Inc.+             38,900        3,338

INSTITUTIONAL SELECT(TM) S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number        Value
                              of Shares     (000s)
                              ---------   ---------
Nextel Communications, Inc.,
  Class A+                       6,900      $   595
Nortel Networks Corp.           27,500        1,703
SBC Communications, Inc.        70,830        3,608
Sprint Corp. (FON Group)        18,000        1,338
Sprint Corp. (PCS Group)+        9,200          763
US WEST, Inc.                   10,400          635
                                          ---------
                                             21,659
                                          ---------
-------------------------------------------------------------------------------
TOBACCO -- 0.7%
Loew's Corp.                     2,200          156
Nabisco Group Holdings Corp.     6,700           86
Philip Morris Cos, Inc.         49,600        1,249
UST, Inc.                        3,500           97
                                          ---------
                                              1,588
                                          ---------
-------------------------------------------------------------------------------
TRAVEL & RECREATION -- 0.9%
Brunswick Corp.                  1,900           43
Carnival Corp.                  12,800          570
Harrah's Entertainment, Inc.+    2,600           75
Hilton Hotels Corp.              5,100           47
Marriott International, Inc.,
  Class A                        5,000          168
Mirage Resorts, Inc.+            4,000           58
Walt Disney Co.+                42,800        1,129
                                          ---------
                                              2,090
                                          ---------
-------------------------------------------------------------------------------
TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc.                     1,700           80
Ryder Systems, Inc.              1,300           28
                                          ---------
                                                108
                                          ---------
------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS -- 2.6%
AES Corp.+                       4,400          248
Ameren Corp.                     2,900          110
American Electric Power Co.,
   Inc.                          4,200          145
Carolina Power & Light Co.       3,600          124
Central & South West Corp.       4,200           93

                                Number       Value
                             of Shares       (000s)
                             ---------    ---------
Cinergy Corp.                    3,200        $  90
CMS Energy Corp.                 2,400           88
Coastal Corp.                    4,600          194
Columbia Energy Group            1,900          123
Consolidated Edison, Inc.        4,600          176
Consolidated Natural Gas Co.     2,000          128
Dominion Resources, Inc.         4,200          202
DTE Energy Co.                   2,900           96
Duke Energy Corp.                7,600          429
Eastern Enterprises                500           26
Edison International             7,200          213
El Paso Energy Corp.             4,600          189
Enron Corp.                     14,800          591
Entergy Corp.                    5,000          150
First Energy Corp.               4,900          128
Florida Progress Corp.           2,300          105
FPL Group, Inc.                  3,800          191
GPU, Inc.                        2,500           85
New Century Energies, Inc.       2,300           75
NICOR, Inc.                        900           35
Northern States Power Co.        3,000           64
PacifiCorp.                      6,000          124
PECO Energy Co.                  3,900          149
Peoples Energy Corp.               700           27
PG&E Corp.                       8,400          193
Pinnacle West Capital Corp.      1,700           63
PP&L Resources, Inc.             3,100           84
Public Service Enterprise
  Group, Inc.                    4,600          182
Reliant Energy, Inc.             6,200          169
Southern Co.                    14,400          382
Texas Utilities Co.              5,800          225
Unicom Corp.                     4,800          184
Williams Cos., Inc.              9,000          337
                                          ---------
                                              6,217
                                          ---------
TOTAL COMMON STOCK
  (Cost $223,634)                           233,800
                                          ---------

                                  Par         Value
                                (000s)       (000s)
                               -------    ---------
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.3%
U.S. Treasury Bills (a)(b)
  4.54%-4.65%, 12/16/99         $  700     $    696
                                          ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $696)                                   696
                                          ---------




                                Number
                               of Shares
                             -----------
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.7%
Provident Institutional
  TempCash 5.01%*            3,232,248        3,232
Provident Institutional
  TempFund 5.14%*            3,232,248        3,232
                                          ---------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,464)                               6,464
                                          ---------
TOTAL INVESTMENTS -- 101.0%
  (Cost $230,794)                           240,960
                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- (1.0%)
  Other assets                               41,526
  Liabilities                               (44,010)
                                          ---------
                                             (2,484)
                                          ---------
NET ASSETS -- 100.0%                        $238,476
                                          ---------
                                          ---------


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL SELECT(TM) LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 1999

                                Number       Value
                              of Shares     (000s)
                              ---------   --------
-------------------------------------------------------------------------------
COMMON STOCK -- 99.1%
-------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 2.4%
Boeing Co.                      13,000       $  599
General Dynamics Corp.           2,800          155
Lockheed Martin Corp.            5,300          106
Northrop Grumman Corp.             900           49
Raytheon Co., Class B            4,700          137
Rockwell International Corp.     2,700          131
Textron, Inc.                    2,000          154
United Technologies Corp.        6,600          399
                                          ---------
                                              1,730
                                          ---------
-------------------------------------------------------------------------------
AIR TRANSPORTATION -- 0.8%
AMR Corp.+                       2,200          140
Delta Air Lines, Inc.            1,900          103
FDX Corp.+                       4,000          172
Southwest Airlines Co.           6,800          114
                                          ---------
                                                529
                                          ---------
-------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES -- 0.5%
Adolph Coors Co., Class B          500           28
Brown-Forman Corp., Class B        900           61
Seagram Co. Ltd.                 6,000          296
                                          ---------
                                                385
                                          ---------
-------------------------------------------------------------------------------
APPAREL -- 0.4%
Liz Claiborne, Inc.                800           32
Nike, Inc., Class B              3,900          220
Reebok International Ltd.+       1,400           14
Russell Corp.                      600            9
VF Corp.                         1,500           45
                                          ---------
                                                320
                                          ---------
-------------------------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 3.1%
B.F. Goodrich Co.                1,400           33
Cooper Tire & Rubber Co.         1,000           17
Cummins Engine Co., Inc.           600           30
Dana Corp.                       2,100           62
Danaher Corp.                    1,900           92
Delphi Automotive Syste          7,623          125
Eaton Corp.                      1,000           75
Fleetwood Enterprises, Inc.        800           17
Ford Motor Co.                  16,500          905
General Motors Corp.             8,700          611
Genuine Parts Co.                2,300           60

                                Number        Value
                               of Shares     (000s)
                              ---------   ---------
Goodyear Tire & Rubber Co.       2,200      $    91
Navistar International Corp.+      900           38
TRW, Inc.                        1,700           73
                                          ---------
                                              2,229
                                          ---------
-------------------------------------------------------------------------------
BANKS -- 14.3%
AmSouth Bancorp.                 5,400          139
Bank of America Corp.           23,500        1,513
Bank of New York Co., Inc.      10,000          419
Bank One Corp.                  16,000          601
BB&T Corp.                       4,300          156
Chase Manhattan Corp.           11,300          987
Comerica, Inc.                   2,100          125
Fifth Third Bancorp.             4,100          303
First Union Corp.               13,100          559
Firstar Corp.                   13,282          390
Fleet Boston Corp.              12,618          550
Golden West Financial Corp.        800           89
Huntington Bancshares, Inc.      3,110           92
J.P. Morgan & Co., Inc.          2,300          301
KeyCorp, Inc.                    6,000          168
Mellon Financial Corp.           6,900          255
National City Corp.              8,400          248
Northern Trust Corp.             1,600          154
PNC Bank Corp.                   4,100          244
Regions Financial Corp.          3,000           90
Republic New York Corp.          1,400           88
SouthTrust Corp.                 2,300           92
State Street Corp.               2,100          160
Summit Bancorp.                  2,300           80
SunTrust Banks, Inc.             4,400          322
Synovus Financial Corp.          3,600           77
U.S. Bancorp.                   10,000          371
Union Planters Corp.             1,900           85
Wachovia Corp.                   2,800          242
Washington Mutual, Inc.          7,800          280
Wells Fargo & Co.               22,400        1,072
                                          ---------
                                             10,252
                                          ---------
-------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE -- 3.2%
3Com Corp.+                      4,900          142
Adaptec, Inc.+                   1,500           68
Apple Computer, Inc.+            2,100          168
Autodesk, Inc.                     800           15
Cabletron Systems, Inc.+         2,800           46
Compaq Computer Corp.           23,500          447

                                Number        Value
                              of Shares       (000s)
                              ---------   ---------
Hewlett-Packard Co.             13,700      $ 1,015
Honeywell, Inc.                  1,700          179
Novell, Inc.+                    4,500           90
Seagate Technology, Inc.+        3,000           88
Silicon Graphics, Inc.+          2,700           21
                                          ---------
                                              2,279
                                          ---------
-------------------------------------------------------------------------------
BUSINESS SERVICES -- 1.1%
Allied Waste Industries, Inc.+   2,400           25
Cendant Corp.+                   9,700          160
Computer Sciences Corp.+         2,100          144
Deluxe Corp.                     1,000           28
First Data Corp.                 5,800          265
H&R Block, Inc.                  1,400           60
Laidlaw, Inc.                    4,600           28
National Service Industries, Inc.  600           19
R.R. Donnelley & Sons Co.        1,700           41
                                          ---------
                                                770
                                          ---------
------------------------------------------------------------------------------
CHEMICAL -- 3.4%
Air Products & Chemicals, Inc.   3,200           88
Dow Chemical Co.                 3,000          355
E. I. du Pont de Nemours & Co.  14,200          915
Eastman Chemical Co.             1,000           39
Great Lakes Chemical Corp.         800           28
Minnesota Mining &
  Manufacturing Co.              5,400          513
PPG Industries, Inc.             2,400          146
Praxair, Inc.                    2,200          103
Rohm & Haas Co.                  3,005          115
Sigma-Aldrich Corp.              1,300           37
Union Carbide Corp.              1,900          116
                                          ---------
                                              2,455
                                          ---------
------------------------------------------------------------------------------
CONSTRUCTION -- 0.6%
Armstrong World Industries, Inc.   600           22
Centex Corp.                       800           21
Crane Co.                          800           16
Fluor Corp.                      1,200           48
Kaufman & Broad Home Corp.         500           10
Masco Corp.                      5,900          180
Pulte Corp.                        600           12
Sherwin-Williams Co.             2,300           51
The Stanley Works                1,100           31
Vulcan Materials Co.             1,400           58
                                           --------
                                                449
                                           --------

                                Number        Value
                               of Shares     (000s)
                               ---------  ---------
------------------------------------------------------------------------------
CONSUMER - DURABLE -- 0.3%
Fortune Brands, Inc.             2,300        $  82
Leggett & Platt, Inc.            2,600           58
Whirlpool Corp.                  1,000           70
                                          ---------
                                                210
                                          ---------
-------------------------------------------------------------------------------
CONSUMER - NONDURABLE -- 1.4%
American Greetings Corp.,
  Class A                        1,000           26
Darden Restaurants, Inc.         1,700           32
Hasbro, Inc.                     2,550           53
Mattel, Inc.                     5,900           79
McDonald's Corp.                18,400          759
Wendy's International, Inc.      1,600           38
                                          ---------
                                                987
                                          ---------
-------------------------------------------------------------------------------
CONTAINERS -- 0.2%
Ball Corp.                         400           16
Bemis Co., Inc.                    700           24
Crown Cork & Seal Co., Inc.      1,700           41
Owens-Illinois, Inc.+            2,100           50
                                          ---------
                                                131
                                          ---------
-------------------------------------------------------------------------------
ELECTRONICS -- 3.8%
ADC Telecommunications, Inc.+    2,000           95
Advanced Micro Devices, Inc.+    1,900           38
Analog Devices, Inc.+            2,400          128
Andrew Corp.+                    1,100           14
Applied Materials, Inc.+           100            9
Electronic Data Systems Corp.    6,800          398
EMC Corp.+                         312           23
Emerson Electric Co.             6,000          360
General Instrument Corp.+        2,400          129
Harris Corp.                     1,000           22
KLA-Tencor Corp.+                1,300          103
LSI Logic Corp.+                 1,900          101
Micron Technology, Inc.+         3,400          242
Motorola, Inc.                   8,200          799
National Semiconductor Corp.+    2,400           72
Niagara Mohawk Holdings, Inc.+   2,500           40
PerkinElmer, Inc.                  600           24
Scientific-Atlanta, Inc.         1,000           57
Tektronix, Inc.                    600           20
Thermo Electron Corp.+           2,500           34
Thomas & Betts Corp.               800           36
                                          ---------
                                              2,744
                                          ---------

INSTITUTIONAL SELECT(TM) LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number      Value
                              of Shares     (000s)
                              ---------  ----------
-------------------------------------------------------------------------------
ENERGY - RAW MATERIALS -- 1.9%
Anadarko Petroleum Corp.         1,600        $  49
Apache Corp.                     1,500           59
Baker Hughes, Inc.               4,300          120
Burlington Resources, Inc.       2,400           84
Constellation Energy Group       2,000           61
Halliburton Co.                  5,900          222
Helmerich & Payne, Inc.            700           17
McDermott International, Inc.      600           11
Occidental Petroleum Corp.       4,900          112
ONEOK, Inc.                        500           15
Rowan Companies, Inc.+           1,300           20
Schlumberger Ltd.                7,500          454
Sempra Energy                    3,100           63
Sunoco, Inc.                     1,100           27
Union Pacific Resources Group,
  Inc.                           3,300           48
                                          ---------
                                              1,362
                                          ---------
-------------------------------------------------------------------------------
FOOD & AGRICULTURE -- 1.1%
Archer-Daniels Midland Co.       8,430          104
Coca-Cola Enterprises, Inc.      5,900          151
ConAgra, Inc.                    6,600          172
Monsanto Co.                     8,600          331
                                           --------
                                                758
                                           --------
-------------------------------------------------------------------------------
GOLD -- 0.3%
Barrick Gold Corp.               5,100           93
Homestake Mining Co.             4,000           34
Newmont Mining Corp.             2,400           53
Placer Dome, Inc.                4,200           51
                                          ---------
                                                231
                                          ---------
-------------------------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE -- 2.1%
ALZA Corp.+                      1,400           60
Bausch & Lomb, Inc.                800           43
Becton, Dickinson & Co.          3,600           91
Biomet, Inc.                     1,500           45
C.R. Bard, Inc.                    700           38
Cardinal Health, Inc.            3,700          160
Columbia / HCA Healthcare Corp.  7,600          183
HealthSouth Corp.+               6,000           35
Humana, Inc.+                    1,900           13
Mallinckrodt, Inc.                 900           31
Manor Care, Inc.+                1,300           20
Pharmacia & Upjohn, Inc.         6,900          372
Service Corp. International      3,600           34

                                Number        Value
                               of Shares     (000s)
                              ---------   -----------
Shared Medical Systems Corp.       300      $    11
St. Jude Medical, Inc.+          1,100           30
Tenet Healthcare Corp.+          4,500           87
United Healthcare Corp.          2,400          124
Watson Pharmaceuticals, Inc.+    1,200           38
Wellpoint Health Networks, Inc.+   900           52
                                          ---------
                                              1,467
                                          ---------
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.1%
Alberto-Culver Co., Class B        700           16
International Flavors &
  Fragrances, Inc.               1,500           57
                                          ---------
                                                 73
                                          ---------
-------------------------------------------------------------------------------
INSURANCE -- 6.9%
Aetna, Inc.                      1,900           95
AFLAC, Inc.                      3,700          189
Allstate Corp.                  10,700          308
American General Corp.           3,400          252
American International Group,
  Inc.                          21,050        2,167
Aon Corp.                        3,550          126
Chubb Corp.                      2,300          126
CIGNA Corp.                      2,800          209
Cincinnati Financial Corp.       2,400           86
Conseco, Inc.                    4,300          105
Hartford Financial Services
  Group, Inc.                    3,100          161
Jefferson-Pilot Corp.            1,500          113
Lincoln National Corp.           2,600          120
Marsh & McLennan
  Companies, Inc.                3,600          285
MBIA, Inc.                       1,300           74
MGIC Investment Corp.            1,500           90
Progressive Corp.                1,000           93
SAFECO Corp.                     1,800           50
St. Paul Companies, Inc.         3,200          102
Torchmark Corp.                  1,700           53
UnumProvident Corp.              3,249          107
                                          ---------
                                              4,911
                                          ---------
-------------------------------------------------------------------------------
MEDIA -- 4.2%
CBS Corp.+                       9,700          473
Clear Channel
  Communications, Inc.+          4,500          362
Comcast Corp., Class A          10,300          434
Gannett Co., Inc.                3,800          293
Harcourt General, Inc.             900           35

                                Number        Value
                              of Shares      (000s)
                              ---------   ---------
King World Productions, Inc.+      900      $    35
Knight-Ridder, Inc.              1,100           70
Mediaone Group+                  8,200          583
Meredith Corp.                     700           25
New York Times Co., Class A      2,400           97
Tribune Co.                      3,300          198
Viacom, Inc., Class B+           9,400          421
                                          ---------
                                              3,026
                                          ---------
-------------------------------------------------------------------------------
MISCELLANEOUS FINANCE -- 10.7%
American Express Co.             6,200          955
Associates First Capital Corp.   9,800          358
Bear Stearns Companies, Inc.     1,620           69
Citigroup, Inc.                 45,950        2,487
Countrywide Credit Industries,
  Inc.                           1,500           51
Fannie Mae                      14,000          991
Franklin Resources, Inc.         3,500          123
Freddie Mac                      9,300          503
Household International, Inc.    6,500          290
Lehman Brothers Holdings, Inc.   1,600          118
MBNA Corp.                      10,800          298
Merrill Lynch & Co., Inc.        5,000          393
Morgan Stanley Dean Witter
  Discover & Co.                 7,800          860
Paine Webber Group, Inc.         1,900           77
T. Rowe Price Associates, Inc.   1,600           57
                                          ---------
                                              7,630
                                          ---------
-------------------------------------------------------------------------------
NON-FERROUS METALS -- 0.9%
Alcan Aluminum Ltd.              2,900           96
Alcoa, Inc.                      4,900          298
Asarco, Inc.                       600           18
Engelhard Corp.                  1,500           26
Inco Ltd.                        2,500           51
Phelps Dodge Corp.               1,420           80
Reynolds Metals Co.                900           54
                                          ---------
                                                623
                                          ---------
-------------------------------------------------------------------------------
OIL - DOMESTIC -- 1.8%
Amerada Hess Corp.               1,300           75
Ashland, Inc.                      900           30
Atlantic Richfield Co.           4,400          410
Conoco Inc., Class B             8,500          231
Kerr-McGee Corp.                 1,100           59

                                Number        Value
                             of Shares       (000s)
                             ---------   ----------
Phillips Petroleum Co.           3,500       $  163
Tosco Corp.                      2,300           58
Unocal Corp.                     3,300          114
USX-Marathon Group               4,200          122
                                          ---------
                                              1,262
                                          ---------
-------------------------------------------------------------------------------
OIL - INTERNATIONAL -- 9.1%
Chevron Corp.                    8,900          813
Exxon Corp. (b)                 33,000        2,444
Mobil Corp.                     10,700        1,033
Royal Dutch Petroleum Co. -
  Sponsored ADR                 29,200        1,750
Texaco, Inc.                     7,500          460
                                          ---------
                                              6,500
                                          ---------
-------------------------------------------------------------------------------
OPTICAL & PHOTO -- 0.4%
Eastman Kodak Co.                4,300          296
Polaroid Corp.                     700           16
                                          ---------
                                                312
                                          ---------
-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.2%
Boise Cascade Corp.                800           29
Champion International Corp.     1,400           81
Georgia-Pacific Group            2,300           91
International Paper Co.          5,542          292
Louisiana-Pacific Corp.          1,200           15
Mead Corp.                       1,400           50
Potlatch Corp.                     300           13
Temple Inland, Inc.                800           47
Westvaco Corp.                   1,400           42
Weyerhaeuser Co.                 2,800          167
Willamette Industries, Inc.      1,500           62
                                          ---------
                                                889
                                          ---------
-------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING -- 1.9%
Briggs & Stratton Corp.            300           18
Case Corp.                       1,000           53
Caterpillar, Inc.                4,800          265
Cooper Industries, Inc.          1,200           52
Deere & Co.                      3,100          112
Dover Corp.                      2,900          123
FMC Corp.+                         500           20
Foster Wheeler Corp.               600            7
Illinois Tool Works, Inc.        3,400          249

INSTITUTIONAL SELECT(TM) LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number        Value
                             of Shares       (000s)
                             ---------    ---------
Ingersoll-Rand Co.               2,300       $  120
ITT Industries, Inc.             1,100           38
Johnson Controls, Inc.           1,100           67
Milacron, Inc.                     400            7
NACCO Industries, Inc., Class A    300           14
Pall Corp.                       1,900           42
Parker-Hannifin Corp.            1,400           64
Snap-On, Inc.                      900           27
Springs Industries, Inc.           200            8
Tenneco, Inc.+                   2,100           34
The Timken Co.                     900           16
W.W. Grainger, Inc.              1,200           51
                                          ---------
                                              1,387
                                          ---------
-------------------------------------------------------------------------------
RAILROAD & SHIPPING -- 0.9%
Burlington Northern
  Santa Fe Corp.                 6,200          198
CSX Corp.                        3,000          123
Norfolk Southern Corp.           5,200          127
Union Pacific Corp.              3,400          190
                                          ---------
                                                638
                                          ---------
-------------------------------------------------------------------------------
RETAIL -- 3.7%
Albertson's, Inc.                5,838          212
AutoZone, Inc.+                  2,100           56
Circuit City Stores, Inc.        2,700          115
Consolidated Stores Corp.+       1,500           27
Costco Wholesale Corp.+          3,100          249
CVS Corp.                        5,300          230
Dayton Hudson Corp.              6,000          388
Dillards, Inc., Class A          1,300           25
Federated Department
  Stores, Inc.+                  2,900          124
Great Atlantic & Pacific
  Tea Co., Inc.                    600           17
IKON Office Solutions            1,800           12
J.C. Penney Co., Inc.            3,600           91
Kmart Corp.+                     6,400           64
Limited, Inc.                    2,800          115
Longs Drug Stores, Inc.            400           11
Lowe's Companies, Inc.           5,100          281
May Department Stores Co.        4,700          163
Nordstrom, Inc.                  1,800           45
Office Depot, Inc.+              4,900           61

                                Number        Value
                             of Shares       (000s)
                             ---------    ---------
Pep Boys-Manny, Moe, & Jack      1,300      $    16
Rite Aid Corp.                   3,400           30
Sears, Roebuck & Co.             5,200          147
SUPERVALU, Inc.                  1,800           38
Toys 'R' Us, Inc.+               3,400           48
Winn-Dixie Stores, Inc.          1,900           51
                                          ---------
                                              2,616
                                          ---------
-------------------------------------------------------------------------------
STEEL -- 0.2%
Allegheny Teledyne, Inc.         2,400           36
Bethlehem Steel Corp.+           1,800           12
Nucor Corp.                      1,300           67
USX-U.S. Steel Group, Inc.       1,100           28
Worthington Industries, Inc.     1,100           18
                                          ---------
                                                161
                                          ---------
-------------------------------------------------------------------------------
TELEPHONE -- 7.1%
Alltel Corp.                     4,100          341
CenturyTel, Inc.                 1,800           73
MCI WorldCom, Inc.+             25,500        2,188
Nortel Networks Corp.           18,100        1,121
Sprint Corp. (FON Group)        11,900          884
Sprint Corp. (PCS Group)+        5,900          489
                                          ---------
                                              5,096
                                          ---------
-------------------------------------------------------------------------------
TOBACCO -- 1.4%
Loew's Corp.                     1,400           99
Nabisco Group Holdings Corp.     4,200           54
Philip Morris Cos. Inc.         32,500          819
                                          ---------
                                                972
                                          ---------
-------------------------------------------------------------------------------
TRAVEL & RECREATION -- 1.9%
Brunswick Corp.                  1,200           27
Carnival Corp.                   8,300          369
Harrah's Entertainment, Inc.+    1,700           49
Marriott International, Inc.,
 Class A                         3,400          115
Mirage Resorts, Inc.+            2,800           41
Walt Disney Co.+                28,100          741
                                          ---------
                                              1,342
                                          ---------
-------------------------------------------------------------------------------
TRUCKING & FREIGHT -- 0.1%
PACCAR, Inc.                     1,000           47
Ryder Systems, Inc.                900           19
                                          ---------
                                                 66
                                          ---------

                                Number        Value
                             of Shares        (000s)
                             ---------      -------
-------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS -- 5.7%
AES Corp.+                       2,900      $   164
Ameren Corp.                     1,800           68
American Electric Power Co.,
  Inc.                           2,500           86
Carolina Power & Light Co.       2,100           72
Central & South West Corp.       3,100           69
Cinergy Corp.                    2,100           59
CMS Energy Corp.                 1,600           59
Coastal Corp.                    2,800          118
Columbia Energy Group            1,200           78
Consolidated Edison, Inc.        2,900          111
Consolidated Natural Gas Co.     1,400           90
Dominion Resources, Inc.         2,700          130
DTE Energy Co.                   1,900           63
Duke Energy Corp.                4,900          277
Eastern Enterprises                500           26
Edison International             4,700          139
El Paso Energy Corp.             3,000          123
Enron Corp.                      9,700          387
Entergy Corp.                    3,300           99
First Energy Corp.               3,000           78
Florida Progress Corp.           1,400           64
FPL Group, Inc.                  2,400          121
GPU, Inc.                        1,700           58
New Century Energies, Inc.       1,600           52
NICOR, Inc.                        800           31
Northern States Power Co.        2,000           43
PacifiCorp.                      3,900           80
PECO Energy Co.                  2,600           99
Peoples Energy Corp.               500           19
PG&E Corp.                       5,400          124
Pinnacle West Capital Corp.      1,100           41
PP&L Resources, Inc.             2,000           54
Public Service Enterprise
  Group, Inc.                    3,000          119
Reliant Energy, Inc.             4,200          114
Southern Co.                     9,400          250
Texas Utilities Co.              3,700          143
Unicom Corp.                     3,100          119
Williams Cos., Inc.              5,900          221
                                          ---------
                                              4,048
                                          ---------
TOTAL COMMON STOCK
  (Cost $70,371)                             70,840
                                          ---------
                                  Par         Value
                                (000s)       (000s)
                             ---------     --------
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.1%
U.S. Treasury Bill (a)(b)
4.64%, 12/16/99                  $  80      $    80
                                          ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $80)                                     80
                                          ---------
                                Number
                             of Shares
                             ---------
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.9%
Provident Institutional
  TempCash 5.01%*              303,570          304
Provident Institutional
  TempFund 5.14%*              303,570          304
                                          ---------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $608)                                   608
                                          ---------
TOTAL INVESTMENTS -- 100.1%
  (Cost $71,059)                             71,528
                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)
  Other assets                               10,647
  Liabilities                               (10,690)
                                          ---------
                                                (43)
                                          ---------
TOTAL NET ASSETS -- 100.0%                  $71,485
                                          =========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL SELECT(TM) SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 1999

                                Number        Value
                             of Shares        (000s)
                             ---------   -----------
-------------------------------------------------------------------------------
COMMON STOCK -- 97.6%
-------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 1.0%
AAR Corp.                        5,700        $  95
BE Aerospace, Inc.+              5,200           52
Kaman Corp., Class A             4,900           54
Orbital Sciences Corp.+          8,100          119
                                          ---------
                                                320
                                          ---------
-------------------------------------------------------------------------------
AIR TRANSPORTATION -- 0.7%
Mesa Air Group, Inc.+            7,000           39
Offshore Logistics, Inc.+        4,500           42
SkyWest, Inc.                    5,200          129
                                          ---------
                                                210
                                          ---------
-------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES -- 0.7%
Canandaigua Brands, Inc.,
  Class A+                       3,800          230
                                          ---------
-------------------------------------------------------------------------------
APPAREL -- 1.9%
Ashworth, Inc.+                  2,300           10
Cone Mills Corp.+                5,700           26
Delta Woodside Industries, Inc.  5,000           12
Footstar, Inc.+                    100            3
Galey & Lord, Inc.+              5,900            9
Guilford Mills                   4,500           40
Haggar Corp.                     1,500           16
Hartmarx Corp.+                  6,100           27
K-Swiss, Inc., Class A             100            1
Kellwood Co.                     5,800          103
Nautica Enterprises, Inc.+       7,300          110
Oxford Industries, Inc.          1,800           39
Phillips-Van Heusen Corp.        5,500           44
Stride Rite Corp.                9,600           63
Wolverine World Wide, Inc.       8,300           85
                                          ---------
                                                588
                                          ---------
-------------------------------------------------------------------------------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 2.5%
A.O. Smith Corp., Class B        4,900          119
Arctic Cat, Inc.                 5,900           56
Borg-Warner Automotive, Inc.        17            1
Discount Auto Parts, Inc.+       3,400           48
Group 1 Automotive, Inc.+        4,700           79
Myers Industries, Inc.           4,010           56
Simpson Industries, Inc.         3,600           38
Spartan Motors, Inc.             2,600           11
Standard Motor Products, Inc.    2,700           44

                                Number        Value
                              of Shares      (000s)
                             ---------     --------
TBC Corp.+                       4,400       $   30
Thor Industries, Inc.            2,600           66
Titan International, Inc.        4,600           33
Tower Automotive, Inc.+          9,600          157
Winnebago Industries, Inc.         100            2
Wynns International, Inc.        3,700           58
                                          ---------
                                                798
                                          ---------
-------------------------------------------------------------------------------
BANKS -- 6.2%
Anchor Bancorp Wisconsin, Inc.   5,300           85
Banknorth Group, Inc.            4,900          166
Carolina First Corp.             5,400          112
Community First Bankshares,
  Inc.                          10,400          198
Downey Financial Corp.           5,900          131
MAF Bancorp, Inc.                4,900          106
Provident Bankshares Corp.       5,445          117
Riggs National Corp.             6,000           91
Silicon Valley Bancshares+       4,300          140
Susquehanna Bancshares, Inc.     7,900          131
United Bankshares, Inc.          9,100          224
UST Corp.                        8,900          276
Whitney Holding Corp.            4,700          174
                                          ---------
                                              1,951
                                          ---------
-------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE -- 2.1%
Analogic Corp.                   2,600           68
Digi International, Inc.+        3,000           37
Epicor Software Corp.+           8,100           39
Esterline Technologies Corp.+    3,400           47
Exabyte Corp.+                   5,600           26
FileNet Corp.+                   6,800          112
Hyperion Solutions Corp.+        6,400          156
Input/Output, Inc.+             10,300           54
Komag, Inc.+                    11,200           19
PictureTel Corp.+                9,200           32
Read-Rite+                      10,200           40
Telxon Corp.                     3,300           38
Wall Data, Inc.+                 1,700           14
                                          ---------
                                                682
                                          ---------
-------------------------------------------------------------------------------
BUSINESS SERVICES -- 8.0%
ABM Industries, Inc.             4,500          107
Angelica Corp.                   2,100           24
Aspen Technology, Inc.+          5,000           62
Bowne & Co., Inc.                8,100           90
Brightpoint, Inc.+              11,000           86

                                Number        Value
                             of Shares       (000s)
                             ---------    ---------
CDI Corp.+                       3,900       $  103
Cerner Corp.+                    7,000          105
Chemed Corp.                     2,200           66
Curative Technologies, Inc.+     1,600            8
Cyrk International Inc.+         3,000           20
Franklin Covey Co.+              4,300           35
Genesis Health Ventures, Inc.+   7,100           12
HA-LO Industries, Inc.+          9,900           48
Inacom Corp.+                    9,340           45
Information Resources, Inc.+     6,200           66
Insurance Auto Auctions, Inc.+   2,300           35
Interim Services, Inc.+         13,500          222
Intermet Corp.                   5,200           53
Lason, Inc.+                     3,900          145
Merrill Corp.                    3,300           68
MicroAge, Inc.+                  3,800            9
Nashua Corp.+                    1,600           13
NFO Worldwide, Inc.+             4,500           50
Oceaneering International, Inc.+ 4,500           61
Orthodontic Centers of
  America, Inc.+                10,100          139
PAXAR Corp.+                    10,400           97
Pediatrix Medical Group, Inc.+   3,100           28
Pittston BAX Group               4,200           31
Rural/Metro Corp.+               2,600           16
S3, Inc.+                       15,100          151
SEACOR SMIT, Inc.+               2,600          119
Sitel Corp.+                     5,000           40
StaffMark, Inc.+                 5,800           42
Technology Solutions Co.+        9,000          184
Tetra Technology, Inc.+          2,900           24
URS Corp.+                       3,300           59
Volt Information Sciences, Inc.+ 3,000           59
                                          ---------
                                              2,522
                                          ---------
-------------------------------------------------------------------------------
CHEMICAL -- 2.4%
Cambrex Corp.                    5,000          151
Chemfirst, Inc.                  3,700           99
Lilly Industries, Inc., Class A  4,900           66
McWhorter Technologies, Inc.+    2,100           29
OM Group, Inc.                   5,000          187
Omnova Solutions, Inc.+         13,300           93
Penford Corp.                    1,500           21
Quaker Chemical Corp.            1,700           27
Regal Beloit                     4,300           94
                                          ---------
                                                767
                                          ---------

                                Number        Value
                             of Shares        (000s)
                             ---------     --------
-------------------------------------------------------------------------------
CONSTRUCTION -- 3.7%
D.R. Horton, Inc.               13,400      $   158
Florida Rock Industries, Inc.    4,000          135
Justin Industries, Inc.          5,300           74
Lawson Products, Inc.            2,100           48
M.D.C. Holdings, Inc.            4,500           70
Morrison Knudsen Corp.+         10,600           97
Oakwood Homes Corp.              9,900           29
Skyline Corp.                    1,900           47
Southern Energy Homes, Inc.+     4,600           11
Standard Pacific Corp.           6,600           71
Stone & Webster, Inc.            2,600           40
T J International, Inc.          3,200           99
The Ryland Group, Inc.           3,100           64
Toll Brothers, Inc.+             7,700          135
U.S. Home Corp.+                 2,900           81
                                          ---------
                                              1,159
                                          ---------
-------------------------------------------------------------------------------
CONSUMER - DURABLE -- 2.3%
Bassett Furniture Industries,
  Inc.                           2,500           45
Champion Enterprises, Inc.+      9,800           89
Coachmen Industries, Inc.        3,300           48
Griffon Corp.+                   6,600           49
Harman International
  Industries, Inc.               3,700          151
Huffy Corp.                      2,200           22
Interface, Inc.                 10,300           42
National Presto Industries,
  Inc.                           1,600           59
Pillowtex Corp.                  2,700            9
Royal Appliance Mfg. Co.+        3,700           21
Sturm, Ruger & Co., Inc.         5,600           50
Thomas Nelson, Inc.              2,900           28
Toro Co.                         2,800          100
                                          ---------
                                                713
                                          ---------
-------------------------------------------------------------------------------
CONSUMER - NONDURABLE -- 2.3%
A.T. Cross Co., Class A          3,100           14
CKE Restaurants, Inc.           10,500           71
Gibson Greetings, Inc.+          2,900           14
IHOP Corp.+                      4,200           76
Landry's Seafood
  Restaurants, Inc.+             5,500           41
Luby's Cafeterias, Inc.          4,800           57
Midway Games, Inc.+              7,800          156
Panera Bread Co.+                2,500           17

INSTITUTIONAL SELECT(TM) SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number        Value
                             of Shares       (000s)
                             ---------     --------
Performance Food Group Co.+      2,900      $    79
Russ Berrie & Co., Inc.          4,400           85
Ryan's Family Steak Houses,
  Inc.+                          7,900           83
TCBY Enterprises, Inc.           5,200           22
                                          ---------
                                                715
                                          ---------
-------------------------------------------------------------------------------
ELECTRONICS -- 9.9%
ADAC Laboratories, Inc.+         3,900           34
Allen Telecom, Inc.+             5,400           49
Anixter International, Inc.+     7,700          161
Avnet, Inc.                      1,116           61
Belden, Inc.                     5,300           97
Benchmark Electronics, Inc.+     3,500           56
Cable Design Technologies Corp.+ 5,700          110
Checkpoint Systems, Inc.+        6,200           46
Coherent, Inc.+                  5,100          105
Electro Scientific Industries,
  Inc.+                          2,800          151
Electroglas, Inc.+               4,200          116
Gerber Scientific, Inc.          4,900           92
Hadco Corp.+                     2,900          107
Harmon Industries, Inc.          2,600           34
Hutchinson Technology, Inc.+     5,000          128
Innovex, Inc.                    2,900           23
International Rectifier Corp.+  10,800          210
Itron, Inc.+                     3,300           15
Kemet Corp.+                     8,200          262
Kent Electronics Corp.+          6,000          117
Kulicke & Soffa Industries,
  Inc.+                          4,800          141
Lattice Semiconductor Corp.+    10,000          354
Methode Electronics, Inc.,
  Class A                          200            3
Network Equipment
  Technologies, Inc.+            4,300           44
Park Electrochemical Corp.       2,300           80
Pioneer - Standard Electronics,
  Inc.                           5,900           77
Service Experts, Inc.+           3,500           21
Silicon Valley Group, Inc.+      6,900           86
Standard Microsystems Corp.+     2,900           26
SymmetriCom, Inc.+               3,100           24
Technitrol, Inc.                 3,400          124
Varian Medical Systems, Inc.     6,200          131
Watkins - Johnson Co.            1,300           48
                                          ---------
                                              3,133
                                          ---------
------------------------------------------------------------------------------
ENERGY - RAW MATERIALS -- 1.5%
Amcol International Corp.        5,500           67
Barrett Resources Corp.+           100            3

                                Number        Value
                             of Shares       (000s)
                             ---------     --------
Cabot Oil & Gas Corp.,
  Class A                        5,400      $    87
Remington Oil & Gas Corp.+       4,300           21
Southwestern Energy Co.          5,100           41
Tuboscope Vetco
  International Corp.+           9,000          100
Vintage Petroleum, Inc.         13,600          148
                                          ---------
                                                467
                                          ---------
------------------------------------------------------------------------------
FOOD & AGRICULTURE -- 4.5%
Agribrands International, Inc.+  2,300          102
American States Water Co.        1,800           62
Aquarion Co.                     2,300           84
Chiquita Brands International,
  Inc.                          13,200           63
Corn Products International,
  Inc.                           7,800          254
Dimon, Inc.                      9,400           33
Earthgrains Co.                  8,800          201
Fleming Companies, Inc.          8,000           96
J & J Snack Foods Corp.+         1,800           35
Michael Foods, Inc.              4,300          110
Mississippi Chemical Corp.       5,700           32
Nash - Finch Co.                 2,200           14
Ralcorp Holdings, Inc.+          6,300          123
Smithfield Foods, Inc.+          8,800          200
                                          ---------
                                              1,409
                                          ---------
-------------------------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE -- 6.3%
Alliance Pharmaceutical Corp.+   8,500           37
Bindley Western Industries, Inc. 6,833           86
Cooper Companies, Inc.           2,900           73
Coventry Health Care, Inc.+     11,900           68
Datascope Corp.+                 3,300          119
Diagnostic Products Corp.        2,800           65
Dura Pharmaceuticals, Inc.+      9,200          118
Hanger Orthopedic Group, Inc.+   4,000           49
Hologic, Inc.+                   3,700           13
Invacare Corp.                   5,900          123
Magellan Health Services, Inc.+  6,200           38
Maxxim Medical, Inc.+            2,900           70
NBTY, Inc.+                     13,800          111
NCS HealthCare, Inc., Class A+   4,700           14
Owens & Minor, Inc. Holding Co.  6,800           64
PhyCor, Inc.+                   15,200           38
Priority Healthcare Corp.,
  Class B+                         100            2
Protein Design Labs, Inc.+       4,000          160
Regeneron Pharmaceuticals,
  Inc.+                          6,800           54
Respironics, Inc.+               6,200           52

                                Number        Value
                             of Shares       (000s)
                             ---------     --------

Roberts Pharmaceutical Corp.+    6,700      $   216
Sola International, Inc.+        5,500           77
Spacelabs Medical, Inc.+         1,800           26
Sunrise Medical, Inc.+           4,700           26
US Oncology, Inc.+              17,600           79
Vertex Pharmaceuticals, Inc.+    5,500          157
Vital Signs, Inc.                2,900           63
                                          ---------
                                              1,998
                                          ---------
-------------------------------------------------------------------------------
INSURANCE -- 3.6%
Capital Re Corp.                 7,200          102
Delphi Financial Group, Inc.,
  Class A+                       4,254          136
Enhance Financial Services
  Group, Inc.                    8,000          146
Fremont General Corp.           14,400          124
Frontier Insurance Group, Inc.   7,300           65
Orion Capital Corp.              5,600          274
Selective Insurance Group, Inc.  5,800          108
Sierra Health Services, Inc.+    5,600           41
Trenwick Group, Inc.             3,900           79
Zenith National Insurance Corp.  3,600           80
                                          ---------
                                              1,155
                                          ---------
-------------------------------------------------------------------------------
MEDIA -- 0.2%
Carmike Cinemas, Inc., Class A+  2,400           29
GC Companies, Inc.+              1,600           48
                                          ---------
                                                 77
                                          ---------
-------------------------------------------------------------------------------
MISCELLANEOUS FINANCE -- 5.8%
AMRESCO, Inc.+                  10,000           29
Cash America International, Inc. 5,300           50
Commercial Federal Corp.        12,800          251
Dain Rauscher Corp.              2,700          145
Fidelity National Financial,
  Inc.                           6,200           97
First American Financial Corp.  13,700          203
Hambrecht and Quist Group, Inc.+ 4,900          242
Jefferies Group, Inc.            4,900          104
JSB Financial, Inc.              1,900          114
Radian Group, Inc.               7,800          412
Raymond James Financial, Inc.   10,000          203
                                          ---------
                                              1,850
                                          ---------

                                Number        Value
                             of Shares       (000s)
                             ---------    ---------

-------------------------------------------------------------------------------
NON-FERROUS METALS -- 2.2%
A.M. Castle & Co.                2,800     $     35
Brush Wellman, Inc.              3,300           44
Coeur d'Alene Mines Corp.+       5,100           22
Commercial Metals Co.            3,000           98
Commonwealth Industries, Inc.    3,400           34
Hecla Mining Co.+               13,100           32
Mueller Industries, Inc.+ (b)    7,500          240
Reliance Steel & Aluminum Co.    5,900          124
RTI International Metals, Inc.+  4,200           30
Wolverine Tube, Inc.+            3,000           41
                                          ---------
                                                700
                                          ---------
-------------------------------------------------------------------------------
OIL - DOMESTIC -- 1.2%
HS Resources, Inc.+              4,200           66
Pool Energy Services Co.+        4,100           89
Pride International, Inc.+      11,500          158
St. Mary Land & Exploration Co.  2,400           61
                                          ---------
                                                374
                                          ---------
-------------------------------------------------------------------------------
OPTICAL & PHOTO -- 0.5%
Avid Technology, Inc.+           4,900           54
BMC Industries, Inc.             5,700           33
Ultratech Stepper, Inc.+         4,300           68
                                          ---------
                                                155
                                          ---------
-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.2%
Pope & Talbot                    2,800           41
Schweitzer-Mauduit
  International, Inc.            3,200           38
                                          ---------
                                                 79
                                          ---------
-------------------------------------------------------------------------------
PRODUCER GOODS & MANUFACTURING -- 7.5%
Amcast Industrial Corp.          1,800           24
Applied Industrial
  Technologies, Inc.             4,400           69
Applied Power, Inc., Class A     8,200          238
AptarGroup, Inc.                 7,700          207
Barnes Group, Inc.               4,100           83
Brady Corp., Class A             4,600          133
Butler Manufacturing Co.         1,500           37
CLARCOR, Inc.                    5,000           85
Dril-Quip, Inc.+                 3,600           84

INSTITUTIONAL SELECT(TM) SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
October 31, 1999

                                Number        Value
                             of Shares       (000s)
                             ---------     --------
Fedders Corp.                    7,200       $   45
Flow International Corp.+        3,100           35
Gardner Denver, Inc.+            2,900           35
Global Industrial
  Technologies, Inc.+            3,500           43
Hughes Supply, Inc.              5,100          111
IMCO Recycling, Inc.             3,400           50
Insteel Industries, Inc.         1,700           13
Intermagnetics General Corp.+    2,300           14
Ionics, Inc.+                    3,300           97
Lydall, Inc+                     3,300           24
Quanex Corp.                     3,000           65
Republic Group, Inc.             2,500           43
Robbins & Myers, Inc.            2,200           36
SpeedFam-IPEC, Inc.+             5,900           65
SPS Technologies, Inc.+          2,700           84
Standex International Corp.      2,700           56
Texas Industries, Inc.           4,400          158
The Dixie Group, Inc.+           2,200           15
Thomas Industries, Inc.          3,200           57
Three-Five Systems, Inc.+        1,900           64
Universal Forest Products, Inc.  4,400           64
Valmont Industries, Inc.         5,200           90
Watsco, Inc.                     6,100           62
Watts Industries, Inc., Class A  5,500           75
                                          ---------
                                              2,361
                                          ---------
-------------------------------------------------------------------------------
RAILROAD & SHIPPING -- 0.2%
Halter Marine Group, Inc.+       5,500           30
RailTex, Inc.+                   1,900           30
                                          ---------
                                                 60
                                          ---------
-------------------------------------------------------------------------------
RETAIL -- 5.1%
Authentic Fitness Corp.          4,700           91
Books-A-Million, Inc.+           3,800           34
Brown Shoe Company, Inc.         3,800           68
Building Materials Holding
  Corp.+                         2,400           27
Casey's General Stores, Inc.    11,200          144
DEMARK International, Inc.,
  Class A+                       1,100           11
Goody's Family Clothing, Inc.+   7,200           73
Gottschalks, Inc.+               2,600           23
Hancock Fabrics, Inc.            3,400           14
J. Baker, Inc.                   2,900           16
Jan Bell Marketing, Inc.+        7,200           20

                                Number        Value
                             of Shares       (000s)
                             ---------      -------
Jo-Ann Stores, Inc., Class A+    3,700       $   52
Just for Feet, Inc.+             6,300            9
Lillian Vernon Corp.             2,000           25
Michaels Stores, Inc.+           6,000          201
ShopKo Stores, Inc.+             6,200          155
Stein Mart, Inc.+                9,700           64
SUPERVALU, Inc.                     79            2
Swiss Army Brands, Inc.+         1,900           15
The Bombay Company, Inc.+        7,400           31
The Cato Corp., Class A          5,300           61
The Dress Barn, Inc.+            4,200           75
The Gymboree Corp.+              4,700           30
Wet Seal, Inc., Class A+         3,000           42
Zale Corp.+                      7,700          322
-------------------------------------------------------------------------------
                                          ---------
                                              1,605
                                          ---------
-------------------------------------------------------------------------------
STEEL -- 0.4%
Birmingham Steel Corp.           6,100           43
Material Sciences Corp.+         3,000           37
Steel Technologies, Inc.         2,300           27
WHX Corp.+                       3,600           33
                                          ---------
                                                140
                                          ---------
-------------------------------------------------------------------------------
TELEPHONE -- 1.2%
Aspect Telecommunications
  Corp.+                        10,000          252
Centigram Communications Corp.+  1,100           10
General Communication, Inc.+    10,300           50
P-Com, Inc.+                    12,600           58
                                          ---------
                                                370
                                          ---------
-------------------------------------------------------------------------------
TRAVEL & RECREATION -- 1.9%
-------------------------------------------------------------------------------
Anchor Gaming, Inc.+             2,400          146
Aztar Corp.+                     9,500           92
Hollywood Park, Inc.+            5,400           93
K2, Inc.                         3,800           30
Players International, Inc.+     7,500           55
Prime Hospitality Corp.+        10,600           83
The Marcus Corp.                 6,400           90
The Sports Authority, Inc.+      6,100           13
                                          ---------
                                                602
                                          ---------
-------------------------------------------------------------------------------
TRUCKING & FREIGHT -- 3.6%
American Freightways Corp.+      6,700          138
Arkansas Best Corp.+             3,900           54
Fritz Cos., Inc.+                7,700           86

                                Number        Value
                             of Shares       (000s)
                             ---------     --------
Frozen Food Express
  Industries, Inc.               3,700      $    19
Heartland Express, Inc.+         6,200           84
M.S. Carriers, Inc.+             2,600           73
Rollins Truck Leasing Corp.     11,700          113
US Freightways Corp.             5,500          249
Wabash National Corp.            4,700           75
Werner Enterprises, Inc.         9,900          158
Yellow Corp.+                    5,500           94
                                          ---------
                                              1,143
                                          ---------
-------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS -- 8.0%
Atmos Energy Corp.               6,600          150
Bangor Hydro-Electric Co.        1,500           25
Cascade Natural Gas Corp.        2,400           44
Central Hudson Gas &
  Electric Corp.                 3,700          139
Central Vermont Public
  Service Corp.                  2,500           32
Connecticut Energy Corp.         2,100           79
Eastern Utilities Associates     4,400          133
Energen Corp.                    6,500          120
Green Mountain Power Corp.         900            9
New Jersey Resources Corp.       3,800          155
Northwest Natural Gas Co.        5,100          132
Northwestern Public Services Co. 4,700          107
NSTAR                            2,573           98
Pennsylvania Enterprises, Inc.   2,300           78
Piedmont Natural Gas Co., Inc.   6,400          205
Primark Corp.+                   4,200          107
Southwest Gas Corp.              6,400          149
TNP Enterprises, Inc.            2,900          116
United Illuminating Co.          3,000          155
United Water Resources, Inc.     8,000          270
WICOR, Inc.                      7,900          235
                                          ---------
                                              2,538
                                          ---------
TOTAL COMMON STOCK
  (Cost $32,665)                             30,871
                                          ---------

                                  Par         Value
                                (000s)       (000s)
                             ---------     --------
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.1%
U.S. Treasury Bill (a)(b)
   4.64%, 12/16/99             $    30      $    30
                                          ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $30)                                     30
                                          ---------
                               Number
                             of Shares
                             ---------
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.7%
Provident Institutional
  TempCash 5.01%*              267,811          268
Provident Institutional
  TempFund 5.14%*              267,811          268
                                          ---------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $536)                                   536
                                          ---------
TOTAL INVESTMENTS -- 99.4%
  (Cost $33,231)                             31,437
                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.6%
  Other assets                                  932
  Liabilities                                  (725)
                                          ---------
                                                207
                                          ---------
TOTAL NET ASSETS -- 100.0%                  $31,644
                                          =========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
October 31, 1999

 +   Non-income producing security.
 *   Interest rate represents the yield on report date.
ADR -- American Depository Receipt.
(a) Yields shown are effective yields at time of purchase.
(b) These securities, or portion thereof, are being used to collateralize open futures contracts.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
October 31, 1999

                                                                     Institutional Select(TM) Funds
                                                               -------------------------------------------
                                                                                 Large-Cap      Small-Cap
                                                                    S&P 500     Value Index    Value Index
                                                                ------------   ------------   ------------
ASSETS
Investments, at value (Cost: $230,794,  $71,059
   and $33,231, respectively)                                      $240,960       $71,528        $31,437
Amounts on deposit with broker                                          814            73             27
Cash held as collateral for securities on loan (see Note 6)          38,839         8,698            360
Receivables:
   Investments sold                                                      --            --            200
   Fund shares sold                                                   1,477         1,754            231
   Variation margin                                                      85            13              5
   Dividends                                                            181            64             18
   Interest                                                              47             5              2
   Securities lending income                                              2             1              1
   Advisory reimbursement to fund                                        70            34             85
Prepaid expenses                                                         11             5              3
                                                                  ---------     ---------      ---------
     Total assets                                                   282,486        82,175         32,369
                                                                  ---------     ---------      ---------
LIABILITIES
Cash held for securities on loan (see Note 6)                        38,839         8,698            360
Payables:
   Investments purchased                                              4,936         1,916            315
   Fund shares redeemed                                                 112            14             11
Accrued expenses                                                        123            62             39
                                                                  ---------     ---------      ---------
     Total liabilities                                               44,010        10,690            725
                                                                  ---------     ---------      ---------
Net assets applicable to outstanding shares                        $238,476       $71,485        $31,644
                                                                  =========     =========      =========

NET ASSETS CONSIST OF:
Paid-in capital                                                    $226,304       $69,560        $31,921
Undistributed net investment  income                                  1,563           573            221
Accumulated net realized gain on investments sold and
  futures contracts                                                     309           873          1,310
Net unrealized appreciation (depreciation) on investments and
futures contracts                                                    10,300           479         (1,808)
                                                                  ---------     ---------      ---------
                                                                   $238,476       $71,485        $31,644
                                                                  =========     =========      =========
PRICING OF SHARES:
Outstanding shares, $0.00001 par value (unlimited shares
  authorized)                                                        22,210         6,695          3,199
Net asset value, offering and redemption price per share             $10.74        $10.68          $9.89


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


STATEMENTS OF OPERATIONS (in thousands)
For the period February 1, 1999+ to October 31, 1999

                                                                   Institutional Select(TM) Funds
                                                               -----------------------------------------
                                                                                Large-Cap     Small-Cap
                                                                    S&P 500    Value Index   Value Index
                                                               ------------   ------------   ----------
Investment income:
   Dividend (net of foreign taxes withheld of $18, $5,
   and $0, respectively)                                            $ 1,380        $  592         $  195
   Interest                                                             325            56             22
   Securities lending                                                    10             3              4
                                                                  ---------     ---------      ---------
     Total investment income                                          1,715           651            221

Expenses:
   Investment advisory and administration fees                          227            71             44
   Transfer agency and shareholder service fees                         114            35             18
   Custodian fees                                                       123            31             35
   Portfolio accounting fees                                             16             5              3
   Registration fees                                                     85            50             29
   Professional fees                                                     17            17             17
   Shareholder reports                                                   36            25             12
   Trustees' fees                                                         3             3              3
   Amortization of deferred offering costs                               10             9              9
   Other expenses                                                         5             4              3
                                                                   --------     ---------      ---------
                                                                        636           250            173
Less:expenses reduced (see Note 4)                                     (484)         (172)          (173)
                                                                   --------     ---------      ---------
     Net expenses incurred by fund                                      152            78             --
                                                                   --------     ---------      ---------
Net investment income                                                 1,563           573            221
                                                                   --------     ---------      ---------
Net realized gain on investments and futures contracts:
     Net realized gain on investments sold                              195           852          1,306
     Net realized gain on futures contracts                             114            21              4
                                                                   --------     ---------      ---------
       Net realized gain on investments and futures contracts           309           873          1,310
                                                                   --------     ---------      ---------
Change in net unrealized appreciation (depreciation) on
    investments and futures contracts:
  Net unrealized appreciation (depreciation) on investments          10,166           469         (1,794)
  Net unrealized appreciation (depreciation) on futures contract        134            10            (14)
                                                                   --------     ---------      ---------
       Net unrealized appreciation (depreciation) on investments
         and futures contracts                                       10,300           479         (1,808)
                                                                   --------     ---------      ---------
Net gain (loss) on investments                                       10,609         1,352           (498)
                                                                   --------     ---------      ---------
Increase (decrease) in net assets resulting from operations         $12,172        $1,925        $  (277)
                                                                   ========     =========      =========




+ Commencement of operations.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in  thousands)
For the February 1, 1999+ to ended October 31, 1999

                                                                 Institutional Select(TM) Funds
                                                       ---------------------------------------------------
                                                                            Large-Cap           Small-Cap
                                                             S&P 500       Value Index         Value Index
                                                       ---------------    ---------------   --------------

Operations:
   Net investment income                                  $ 1,563             $  573              $  221
   Net realized gain on investments and futures contracts     309                873               1,310
   Change in net unrealized appreciation (depreciation)
     on investments and futures contracts                  10,300                479              (1,808)
                                                         --------            -------            --------
   Increase (decrease) in net assets resulting from
     operations                                            12,172              1,925                (277)
                                                         --------            -------            --------

Capital share transactions:
   Proceeds from shares sold                              245,377             73,458              33,450
   Early withdrawal fees (see Note 8)                          25                 11                   7
   Payments for shares redeemed                           (19,098)            (3,909)             (1,536)
                                                         --------            -------            --------
   Increase in net assets from capital share transactions 226,304             69,560              31,921
                                                         --------            -------            --------
Total increase in net assets                              238,476             71,485              31,644

Net assets:
   Beginning of period                                         --                 --                  --
                                                         --------            -------            --------
   End of period (including undistributed net investment
     income of $1,563, $573, and $221, respectively)     $238,476            $71,485             $31,644
                                                         ========           ========            ========
Number of fund shares:
   Sold                                                    24,038              7,066               3,351
   Redeemed                                                (1,828)              (371)               (152)
                                                         --------            -------            --------
   Net increase in shares outstanding                      22,210              6,695               3,199
Shares outstanding:
   Beginning of period                                         --                 --                  --

                                                         --------           --------            --------
   End of period                                           22,210              6,695               3,199
                                                         ========           ========            ========

+ Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
INSTITUTIONAL SELECT(TM)                         2/1/99-
S&P 500 FUND                                   10/31/99
------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------
Net asset value at beginning of period            10.00
                                              ---------
Income from investment operations:
    Net investment income                          0.07
    Net realized and unrealized gains on
      investments                                  0.67
                                              ---------
    Total income from investment operations        0.74
                                              ---------
NET ASSET VALUE AT END OF PERIOD                  10.74
                                              ---------

Total return (%)                                   7.40(1)
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------
Ratio of net operating expenses to average
   net assets                                      0.13(2)
Expense reductions reflected in above ratio        0.42(2)
-------------------------------------------------------

Ratio of net investment income to average net
   assets                                          1.37(2)
 Portfolio turnover rate                              1
 Net assets, end of period ($ x 1,000)          238,476



1 Not annualized.
2 Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

------------------------------------------------------------------------------
INSTITUTIONAL SELECT(TM)                         2/1/99-
LARGE-CAP VALUE INDEX FUND                     10/31/99
------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------
Net asset value at beginning of period            10.00
                                              ---------
 From investment operations:
    Net investment income                          0.09
    Net realized and unrealized gains on
      investments                                  0.59
                                              ---------
    Total income from investment operations        0.68
                                              ---------
NET ASSET VALUE AT END OF PERIOD                  10.68
                                              ---------

Total return (%)                                   6.80(1)
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------
 Ratio of net operating expenses to average net
    assets                                         0.21(2)
 Expense reductions reflected in above ratio       0.49(2)
 Ratio of net investment income to average
     net assets                                    1.62(2)
 Portfolio turnover rate                             19
 Net assets, end of period ($ x 1,000)           71,485

1 Not annualized.
2 Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (in thousands)
------------------------------------------------------------------------------
INSTITUTIONAL SELECT(TM)                         2/1/99-
SMALL-CAP VALUE INDEX FUND                     10/31/99
------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------
Net asset value at beginning of period            10.00
                                               --------
 Income from investment operations:
    Net investment income                          0.07
    Net realized and unrealized losses on
     investments                                  (0.18)
                                               --------
    Total loss from investment operations         (0.11)
                                               --------
NET ASSET VALUE AT END OF PERIOD                   9.89
                                               --------
Total return (%)                                  (1.10)(1)
RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------
 Ratio of net operating expenses to average
    net assets                                     0.00(2)
 Expense reductions reflected in above ratio       0.98(2)
 Ratio of net investment income to average
    net assets                                     1.25(2)
 Portfolio turnover rate                             38
 Net assets, end of period ($ x 1,000)           31,644



1 Not annualized.
2 Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period from February 1, 1999 (commencement of operations) to October 31, 1999
(All currency amounts are in thousands unless otherwise noted.)

1. DESCRIPTION OF THE FUNDS
The Institutional Select(TM) S&P 500 Fund, Institutional Select(TM) Large-Cap Value Index Fund, and Institutional Select(TM) Small-Cap Value Index Fund (the "funds") are series of Schwab Capital Trust (the "trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993, and registered under the Investment Company Act of 1940, as amended.

In addition to the three funds described above, the trust also offers the Schwab Total Stock Market Index Fund(TM), Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), Schwab International Index Fund(R), Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio, Schwab MarketTrack All Equity Portfolio, Schwab Analytics Fund(R), Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio, and Schwab MarketManager International Portfolio. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Futures contracts, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FUTURES CONTRACTS -- The Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund may invest in futures contracts. The funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

 The funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in each fund's statement of operations at any given time.

As of October 31, 1999, the Institutional Select(TM) S&P 500 Fund, Institutional Select(TM) Large-Cap Value Index Fund, and Institutional Select(TM) Small-Cap Value Index Fund had the following open Index futures contracts:


                                                                                                   Unrealized
                                             Type of      Number of    Contract                   Appreciation
Fund                                        Contract      Contracts      Value     Expiration     (Depreciation)
----------                                 ----------    ----------   ----------   ----------     ------------
Institutional Select S&P 500 Fund        S&P 500 Index        13         $4,473     12/17/99           $13
Institutional Select Large-Cap Value
  Index Fund                             S&P 500 Index         2            688     12/17/99            10
Institutional Select Small-Cap
  Value Index Fund                       Russell 2000 Index    2            432     12/17/99           (14)

The cash and eligible securities on deposit with brokers available to cover margin requirements for open futures positions at October 31, 1999, were $814 and $696, respectively, for the Institutional Select S&P 500 Fund, and $73 and
$80, respectively, for the Institutional Select Large-Cap Value Index Fund, and
$27 and $30, respectively, for the Institutional Select Small-Cap Value Index
Fund. The funds have segregated short-term investments and other securities for the remaining portion of the contract value.

EXPENSES -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

The aggregate gross unrealized appreciation and depreciation for securities held by the funds at October 31, 1999 (for financial reporting and federal income tax purposes) is as follows:

                                                  Net Unrealized
                                                   Appreciation        Appreciated        Depreciated
      Fund                                        (Depreciation)       Securities         Securities
      --------                                   ---------------      -------------      ------------
      Institutional Select S&P 500 Fund              $10,300            $21,547           $(11,247)
      Institutional Select Large-Cap Value
        Index Fund                                       479              4,874             (4,395)
      Institutional Select Small-Cap Value
        Index Fund                                    (1,808)             2,735             (4,543)



3.  TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.20% of the first $1 billion of average daily net assets and 0.18% of such net assets over $1 billion for the Institutional Select S&P 500 Fund and Institutional Select Large-Cap Value Index Fund, and of 0.25% of the first $1 billion of average daily net assets and 0.23% of such net assets over $1 billion for the Institutional Select Small-Cap Value Index Fund. The Investment Adviser has waived or reduced its fee for the period ended October 31, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.05% of such net assets for shareholder services. Schwab has waived or reduced a portion of its transfer agency and shareholder service fees for the period ended October 31, 1999 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the period ended October 31, 1999, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The funds incurred fees aggregating $9 related to the trust's unaffiliated trustees.

As of October 31, 1999 , the Institutional Select S&P 500 Fund held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $662.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB
The Investment Adviser and Schwab guarantee that, through at least December 31, 2005, total operating expenses of Institutional(TM) Select S&P 500 Fund, Institutional(TM) Select Large-Cap Value Index Fund and Institutional(TM) Select Small-Cap Value Index Fund will not exceed 0.15%, 0.25% and 0.32%, respectively, of each fund's average daily net assets, after waivers and reimbursements, and further reduced the total operation expenses of the Institutional Select Small-Cap Value Index Fund to 0.00% through at least December 31, 1999. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.

For the period ended October 31, 1999, the total of such fees and expenses reduced by the Investment Adviser was $227, $71, and $44, respectively, for the Institutional Select(TM) S&P 500 Fund, Institutional Select(TM) Large-Cap Value Index Fund and Institutional(TM) Select Small-Cap Value Index Fund. In addition, the total expenses reimbursed by the Investment Adviser was $143, $66, and $111, respectively, for the Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund. The total of such fees reduced by Schwab was $114, $35, and $18, respectively, for the Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund.

NOTES TO FINANCIAL STATEMENTS (concluded)


5.  BORROWING AGREEMENTS
The trust has lines of credit arrangements with The Bank of New York whereby the trust may borrow on behalf of the funds, an aggregate amount of up to $100 million, on a temporary basis, to fund shareholder redemptions. Amounts borrowed under these arrangements bear interest at periodically negotiated rates and may be collateralized by the assets of the funds. As of October 31, 1999, there were no outstanding borrowings under this arrangement on behalf of the funds.


6.  SECURITIES LENDING
The Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund, and Institutional Select Small-Cap Value Index Fund loaned securities to certain brokers, dealers and other financial institutions who paid the funds negotiated lenders' fees. The funds received cash collateral, letters of credit, or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans were and at all times will be collateralized in an amount equal to at least 100% of the market value of the securities loaned.

                                                          Market Value of
         Fund                                            Securities Loaned       Collateral
         ----                                           ------------------      -----------
         Institutional Select S&P 500 Fund                   $38,433              $38,839
         Institutional Select Large-Cap Value Index Fund       8,655                8,698
         Institutional Select Small-Cap Value Index Fund         315                  360

7.  INVESTMENT TRANSACTIONS
Aggregate purchases and sales of investment securities, other than short-term obligations and U.S. Government securities, for the period ended October 31,
1999, were as follows:
                                                                                Proceeds of
                                                                                 sales and
              Fund                                          Purchases           maturities
              --------                                    ------------          ----------
              Institutional Select(TM) S&P 500 Fund         $225,360               $1,922
              Institutional Select(TM) Large-Cap Value
                Index Fund                                    78,571                9,051
              Institutional Select(TM) Small-Cap Value
                Index Fund                                    40,408                9,049


8.  EARLY WITHDRAWAL FEES
The early withdrawal fees are retained by the funds and are treated as a contribution to capital.

                                                    Early withdrawal fees on    Early withdrawal
              Fund                                    redemption proceeds*      fees as of 10/31/99
              --------                              ------------------------   --------------------
              Institutional Select S&P 500 Fund                 0.25%                 $25
              Institutional Select Large-Cap Value Index Fund   0.50%                  11
              Institutional Select Small-Cap Value Index Fund   0.75%                   7

*Attributable to shares purchased and held less than 180 days.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of:
Institutional Select(TM) S&P 500 Fund,
Institutional Select(TM) Large-Cap Value Index Fund, and
Institutional Select(TM) Small-Cap Value Index Fund


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund, and Institutional Select Small-Cap Value Index Fund (three of the portfolios constituting Schwab Capital Trust, hereafter referred to as the "funds") at October 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period February 1, 1999 (commencement of operations) to October 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, CA
December 9, 1999

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

INSTITUTIONAL SELECT-TM- FUNDS

FUNDS DESIGNED TO MEET YOUR NEEDS

The Institutional Select Funds were designed with input from Investment Managers, who indicated a need for low-cost, tax-efficient index fund alternatives.

At Charles Schwab Investment Management, Inc. (CSIM), our goal is to understand the needs of our clients and then design investment tools that meet those needs. Through targeted research, we learned that our clients want low-cost index fund alternatives that are managed with an emphasis on tax efficiency and offer accurate tracking and a proven management team. The Institutional Select Funds are a direct result of that research, and offer real advantages designed specifically for institutional-type investors.

CSIM--THE RIGHT RESOURCES FOR INVESTMENT ADVISERS

When we began in 1989, CSIM's primary focus was the retail customer, and today--with more than 40 fund products, five million
SchwabFunds-Registered Trademark- shareholders and more than $100 billion in assets under management--we are a market leader.

Today, Investment Managers represent a large and growing part of the overall customer base for Charles Schwab & Co., Inc. (Schwab). The Institutional Select Funds are the first of what we hope will be many new CSIM funds that will provide high quality, cost-efficient portfolios for Investment Managers and their clients. We will continue to work closely with Investment Managers nationwide, with a view to provide them with the best institutional investment tools.

CSIM serves as the investment advisor to the SchwabFunds, and is an affiliate of Schwab. Schwab is the distributor for the Institutional Select Funds and SchwabFunds. The Charles Schwab Corporation is the parent company of CSIM and Schwab.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

INSTITUTIONAL SELECT-TM- FUNDS
101 MONTGOMERY STREET, SAN FRANCISCO, CA 94104

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-1999 Charles Schwab & Co., Inc.
All rights reserved, Member SIPC/NYSE.

Printed on recycled paper. MKT4310 (12/99)